COLUMBIA STRATEGIC INCOME FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Asset-Backed Securities — Non-Agency 6.4%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	15,000,000	15,092,619
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month Term SOFR + 7.132%
Floor 6.870%
04/15/2034	12.526%	15,000,000	13,948,035
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-5A Class E
3-month Term SOFR + 6.762%
Floor 6.500%
10/23/2034	12.174%	8,600,000	7,818,879
Series 2021-6A Class E
3-month Term SOFR + 6.762%
Floor 6.500%
10/21/2034	12.174%	11,450,000	10,450,392
Series 2021-7A Class E
3-month Term SOFR + 7.012%
Floor 6.750%
01/22/2035	12.424%	15,350,000	14,181,205
Ballyrock CLO Ltd.(a),(b)
Series 2021-18A Class D
3-month Term SOFR + 6.762%
Floor 6.500%
01/15/2035	12.156%	13,050,000	12,647,447
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month Term SOFR + 6.512%
Floor 6.250%
07/15/2034	11.906%	8,350,000	7,943,530
Exeter Automobile Receivables Trust
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	5,100,000	5,089,421
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class C
12/15/2028	2.750%	9,225,318	9,098,733
Subordinated Series 2022-A Class C
06/15/2029	2.820%	7,760,000	7,632,097
Madison Park Funding LXII Ltd.(a),(b)
Series 2022-62A Class AR
3-month Term SOFR + 1.850%
Floor 1.850%
07/17/2036	7.253%	20,250,000	20,276,609
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month Term SOFR + 3.762%
Floor 3.500%
01/15/2033	9.156%	10,900,000	10,780,503

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netcredit Combined Receivables LLC(a),(c)
Series 2023-A Class A
12/20/2027	7.780%	10,192,340	10,141,378
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class E
3-month Term SOFR + 6.762%
Floor 6.500%
07/20/2034	12.177%	9,700,000	8,811,499
Octagon Investment Partners 48 Ltd.(a),(b)
Series 2020-3A Class ER
3-month Term SOFR + 6.962%
Floor 6.700%
10/20/2034	12.377%	12,750,000	11,828,915
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	14,919,897	14,741,817
Pagaya AI Debt Trust(a)
Series 2022-2 Class A
01/15/2030	4.970%	2,935,680	2,910,987
Series 2023-6 Class A
06/16/2031	7.128%	27,600,000	27,652,371
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	14,298,109	13,642,857
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	13,933,610	13,961,856
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	8,000,000	8,032,282
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	15,000,000	15,073,727
Pagaya AI Debt Trust(a),(d)
Subordinated Series 2023-5 Class AB
04/15/2031	7.277%	17,020,937	17,050,229
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	20,000,000	19,999,448
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	9,107,631	9,152,920
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	2,067,266	2,022,670
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	13,898,878	13,585,613

Total Asset-Backed Securities – Non-Agency (Cost $329,115,338)			323,568,039

2	Columbia Strategic Income Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Commercial Mortgage-Backed Securities - Non-Agency 2.4%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BFLD Trust(a),(b)
Subordinated Series 2019-DPLO Class E
1-month Term SOFR + 2.354%
Floor 2.240%
10/15/2034	7.677%	6,510,000	6,363,528
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month Term SOFR + 2.447%
Floor 2.400%
06/15/2035	7.838%	6,800,000	6,473,123
Subordinated Series 2018-PRME Class D
1-month Term SOFR + 1.847%
Floor 1.925%
06/15/2035	7.238%	13,700,000	13,335,457
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class E
1-month Term SOFR + 2.835%
Floor 2.721%
11/15/2038	8.157%	8,490,000	7,539,622
Subordinated Series 2019-IKPR Class F
1-month Term SOFR + 3.531%
Floor 3.417%
11/15/2038	8.853%	5,235,000	4,612,585
COMM Mortgage Trust(a),(d)
Subordinated Series 2020-CBM Class F
02/10/2037	3.754%	4,000,000	3,623,159
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	7,525,000	3,381,653
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	19,910,000	7,342,193
Hilton USA Trust(a),(d)
Subordinated Series 2016-HHV Class F
11/05/2038	4.333%	16,690,000	14,892,686
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	11,500,000	1,279,230
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class E
11/10/2036	3.283%	15,500,000	12,167,422
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%	17,000,000	16,095,760
Subordinated Series 2020-SFR2 Class F
06/17/2037	6.152%	12,000,000	11,749,193
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264%
Floor 1.150%
05/15/2038	6.587%	4,850,000	4,401,794

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month Term SOFR + 1.822%
Floor 1.650%
12/15/2034	7.145%	9,790,000	8,060,638

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $150,231,181)			121,318,043

Common Stocks 0.0%

Issuer		Shares	Value ($)
Communication Services 0.0%
Media 0.0%
iHeartMedia, Inc., Class A(e)		11,995	31,427

Total Communication Services			31,427

Consumer Discretionary 0.0%
Broadline Retail 0.0%
Belk, Inc.(e)		50	492

Household Durables 0.0%
Serta Simmons Bedding LLC(e)		335	3,992

Total Consumer Discretionary			4,484

Energy 0.0%
Energy Equipment & Services 0.0%
McDermott International Ltd.(e)		47,856	7,059

Oil, Gas & Consumable Fuels 0.0%
New Frontera Holdings(e)		14,302	1,037
Southcross Energy Partners LLC(c),(e)		14,393	0
Southcross Energy Partners LLC, Class A(c),(e)		272,263	10,890

Total			11,927

Total Energy			18,986

Financials 0.0%
Financial Services 0.0%
Windstream Services LLC(e)		11,272	115,538

Total Financials			115,538

Health Care 0.0%
Health Care Providers & Services 0.0%
Envision Healthcare Corp.(e)		13,525	125,106

Total Health Care			125,106

Columbia Strategic Income Fund | First Quarter Report 2023	3

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer		Shares	Value ($)
Industrials 0.0%
Machinery 0.0%
TNT Crane and Rigging, Inc.(e)		23,468	44,002

Total Industrials			44,002

Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(e)		13,308	5,856

Software 0.0%
Avaya Holdings Corp.(c),(e)		8,492	110,396
Avaya Holdings Corp.(c),(e)		40,919	531,947

Total			642,343

Total Information Technology			648,199

Materials 0.0%
Containers & Packaging 0.0%
Flint Group Packaging(c),(e),(f)		722,943	1

Total Materials			1

Total Common Stocks (Cost $1,954,962)			987,743

Convertible Bonds 0.1%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.1%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	15,230,000	6,891,572

Total Convertible Bonds (Cost $12,625,549)			6,891,572

Convertible Preferred Stocks 0.0%

Issuer		Shares	Value ($)
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(c)	7.000%	14,204	3,622

Total Information Technology			3,622

Total Convertible Preferred Stocks (Cost $307,751)			3,622

Corporate Bonds & Notes(g) 42.3%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.2%
BAE Systems PLC(a)
02/15/2031	1.900%	12,470,000	9,879,721
Boeing Co. (The)
08/01/2059	3.950%	17,158,000	12,211,902
Bombardier, Inc.(a)
04/15/2027	7.875%	2,189,000	2,191,069
Howmet Aerospace, Inc.
01/15/2029	3.000%	5,006,000	4,412,659
L3Harris Technologies, Inc.
07/31/2033	5.400%	3,597,000	3,586,979
Raytheon Technologies Corp.
03/15/2032	2.375%	17,366,000	13,930,757
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	1,423,000	1,538,854
11/15/2030	9.750%	1,961,000	2,064,488
TransDigm, Inc.(a)
03/15/2026	6.250%	10,006,000	9,942,554
08/15/2028	6.750%	3,683,000	3,694,428

Total			63,453,411

Airlines 0.6%
Air Canada(a)
08/15/2026	3.875%	3,185,000	2,973,065
American Airlines, Inc.(a)
07/15/2025	11.750%	2,491,000	2,733,179
American Airlines, Inc.(a),(h)
05/15/2029	8.500%	1,001,000	1,032,593
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	10,347,582	10,187,722
04/20/2029	5.750%	1,525,465	1,460,210
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	4,829,249	3,847,650
United Airlines, Inc.(a)
04/15/2026	4.375%	4,403,000	4,185,908
04/15/2029	4.625%	3,478,000	3,104,008

Total			29,524,335

Automotive 0.6%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	1,411,000	1,363,909
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	3,435,000	3,465,177
Ford Motor Credit Co. LLC
09/08/2024	3.664%	3,700,000	3,624,273
06/16/2025	5.125%	4,449,000	4,350,187
11/13/2025	3.375%	1,036,000	976,053
06/10/2026	6.950%	1,957,000	1,978,673

4	Columbia Strategic Income Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes(g) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/17/2027	4.125%	4,839,000	4,471,882
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	2,172,000	1,977,732
IHO Verwaltungs GmbH(a),(i)
09/15/2026	4.750%	565,000	529,695
05/15/2029	6.375%	643,000	589,897
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	986,000	958,662
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	606,000	602,687
05/15/2027	8.500%	3,927,000	3,954,459
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	1,794,000	1,839,407

Total			30,682,693

Banking 8.0%
Ally Financial, Inc.
05/21/2024	3.875%	771,000	761,892
Subordinated
11/20/2025	5.750%	4,431,000	4,350,452
Bank of America Corp.(j)
10/22/2030	2.884%	41,540,000	35,683,298
10/24/2031	1.922%	47,155,000	36,889,858
10/20/2032	2.572%	25,420,000	20,237,875
02/04/2033	2.972%	1,580,000	1,290,396
Subordinated
09/21/2036	2.482%	1,984,000	1,499,101
Citigroup, Inc.(j)
01/25/2033	3.057%	21,931,000	17,986,082
Goldman Sachs Group, Inc. (The)(j)
07/21/2032	2.383%	25,000,000	19,697,451
10/21/2032	2.650%	3,816,000	3,044,303
HSBC Holdings PLC(j)
05/24/2032	2.804%	19,086,000	15,313,806
11/22/2032	2.871%	30,632,000	24,408,746
Subordinated
11/13/2034	7.399%	5,925,000	6,165,443
JPMorgan Chase & Co.(j)
10/15/2030	2.739%	3,517,000	3,036,861
04/22/2032	2.580%	15,414,000	12,602,229
11/08/2032	2.545%	53,838,000	43,291,566
Morgan Stanley(j)
07/21/2032	2.239%	7,279,000	5,696,241
10/20/2032	2.511%	29,910,000	23,738,889
07/21/2034	5.424%	3,891,000	3,771,436
11/01/2034	6.627%	10,096,000	10,700,062
Subordinated
09/16/2036	2.484%	2,990,000	2,257,117

Corporate Bonds & Notes(g) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNC Financial Services Group, Inc. (The)(j)
06/12/2029	5.582%	14,728,000	14,629,842
10/20/2034	6.875%	10,150,000	10,787,551
US Bancorp(j)
06/12/2034	5.836%	4,283,000	4,218,376
Wells Fargo & Co.(j)
07/25/2029	5.574%	722,000	721,313
10/23/2029	6.303%	3,575,000	3,684,352
10/30/2030	2.879%	21,295,000	18,321,959
02/11/2031	2.572%	30,719,000	25,673,188
07/25/2034	5.557%	9,795,000	9,530,653
10/23/2034	6.491%	27,587,000	28,846,743

Total			408,837,081

Brokerage/Asset Managers/Exchanges 0.4%
AG Issuer LLC(a)
03/01/2028	6.250%	57,000	55,227
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	3,743,000	3,885,774
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	2,803,000	2,918,956
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	1,242,000	1,048,906
Hightower Holding LLC(a)
04/15/2029	6.750%	3,392,000	2,949,327
NFP Corp.(a)
08/15/2028	4.875%	2,419,000	2,216,773
08/15/2028	6.875%	6,042,000	5,382,160
10/01/2030	7.500%	2,568,000	2,547,885
10/01/2031	8.500%	1,525,000	1,573,682

Total			22,578,690

Building Materials 0.6%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	3,600,000	3,312,145
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	2,420,000	2,309,365
05/15/2029	4.125%	1,447,000	1,276,362
08/01/2030	6.500%	1,800,000	1,798,436
James Hardie International Finance DAC(a)
01/15/2028	5.000%	2,465,000	2,326,186
SRS Distribution, Inc.(a)
07/01/2028	4.625%	3,231,000	2,957,394
07/01/2029	6.125%	2,178,000	1,931,258
12/01/2029	6.000%	3,593,000	3,144,368
Standard Industries, Inc.(a)
01/15/2028	4.750%	4,654,000	4,375,326
Summit Materials LLC /Finance Corp.(a),(h)
01/15/2031	7.250%	2,324,000	2,324,000

Columbia Strategic Income Fund | First Quarter Report 2023	5

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes(g) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	383,000	358,609
White Cap Buyer LLC(a)
10/15/2028	6.875%	3,340,000	3,057,192

Total			29,170,641

Cable and Satellite 2.2%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	3,596,000	3,421,723
02/01/2028	5.000%	2,860,000	2,679,208
06/01/2029	5.375%	1,545,000	1,432,914
03/01/2030	4.750%	1,653,000	1,447,008
08/15/2030	4.500%	8,539,000	7,325,651
02/01/2031	4.250%	866,000	722,981
02/01/2032	4.750%	2,722,000	2,285,929
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	9,589,000	7,889,713
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,290,000	3,466,897
12/01/2061	4.400%	11,338,000	7,456,241
06/30/2062	3.950%	14,232,000	8,564,208
CSC Holdings LLC(a)
12/01/2030	4.125%	4,089,000	2,926,340
12/01/2030	4.625%	7,291,000	4,026,201
02/15/2031	3.375%	9,019,000	6,189,513
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	2,147,000	1,929,889
DISH DBS Corp.
06/01/2029	5.125%	9,845,000	4,492,426
DISH Network Corp.(a)
11/15/2027	11.750%	2,766,000	2,746,620
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	2,513,000	2,320,131
08/01/2027	5.000%	574,000	547,384
07/15/2028	4.000%	2,580,000	2,306,771
07/01/2029	5.500%	1,278,000	1,188,103
07/01/2030	4.125%	2,187,000	1,853,646
Videotron Ltd.(a)
06/15/2029	3.625%	18,114,000	15,882,216
Virgin Media Finance PLC(a)
07/15/2030	5.000%	4,644,000	3,883,119
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	5,119,000	4,810,476
VZ Secured Financing BV(a)
01/15/2032	5.000%	5,066,000	4,147,365
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	1,818,000	1,419,988

Corporate Bonds & Notes(g) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo BV(a)
01/15/2030	4.875%	5,065,000	4,333,508

Total			111,696,169

Chemicals 1.2%
Avient Corp.(a)
08/01/2030	7.125%	1,644,000	1,656,727
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	3,221,000	2,805,088
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	1,867,000	1,773,344
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	500,000	434,771
01/31/2030	4.500%	9,000,000	7,400,863
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	2,350,000	2,263,504
Element Solutions, Inc.(a)
09/01/2028	3.875%	4,241,000	3,768,226
HB Fuller Co.
10/15/2028	4.250%	3,430,000	3,081,331
Herens Holdco Sarl(a)
05/15/2028	4.750%	3,645,000	2,827,104
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	2,058,000	1,932,741
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	2,750,000	2,849,985
Ingevity Corp.(a)
11/01/2028	3.875%	3,234,000	2,758,922
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	2,392,000	2,200,544
Iris Holdings, Inc.(a),(i)
02/15/2026	8.750%	1,902,000	1,614,182
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	3,005,000	2,610,553
11/15/2028	9.750%	3,978,000	4,101,293
10/01/2029	6.250%	2,283,000	1,866,810
SPCM SA(a)
03/15/2027	3.125%	1,001,000	901,710
Tronox, Inc.(a)
03/15/2029	4.625%	1,503,000	1,276,842
WR Grace Holdings LLC(a)
06/15/2027	4.875%	6,305,000	6,001,600
08/15/2029	5.625%	5,107,000	4,299,118
03/01/2031	7.375%	612,000	597,022

Total			59,022,280

6	Columbia Strategic Income Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes(g) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.3%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	6,880,000	6,096,622
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,295,000	1,257,781
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	4,714,000	4,797,815
03/15/2031	7.750%	611,000	634,131
United Rentals North America, Inc.
07/15/2030	4.000%	897,000	801,106
01/15/2032	3.750%	997,000	846,354

Total			14,433,809

Consumer Cyclical Services 0.6%
APX Group, Inc.(a)
07/15/2029	5.750%	685,000	612,189
Arches Buyer, Inc.(a)
06/01/2028	4.250%	4,099,000	3,572,781
12/01/2028	6.125%	3,555,000	3,047,572
ASGN, Inc.(a)
05/15/2028	4.625%	2,024,000	1,882,926
Match Group, Inc.(a)
12/15/2027	5.000%	644,000	616,105
06/01/2028	4.625%	6,664,000	6,210,938
Uber Technologies, Inc.(a)
05/15/2025	7.500%	2,461,000	2,507,144
09/15/2027	7.500%	605,000	616,004
08/15/2029	4.500%	11,992,000	11,062,316

Total			30,127,975

Consumer Products 0.3%
Acushnet Co.(a)
10/15/2028	7.375%	1,723,000	1,768,061
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	5,589,000	5,411,049
Newell Brands, Inc.
09/15/2027	6.375%	879,000	862,522
09/15/2029	6.625%	1,242,000	1,217,656
Newell, Inc.
04/01/2026	5.200%	1,093,000	1,054,209
Prestige Brands, Inc.(a)
01/15/2028	5.125%	934,000	895,189
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	1,855,000	1,507,577
02/01/2032	4.375%	1,227,000	974,568

Corporate Bonds & Notes(g) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	2,915,000	2,702,408
07/15/2030	5.500%	751,000	700,774

Total			17,094,013

Diversified Manufacturing 0.8%
Carrier Global Corp.
02/15/2030	2.722%	16,226,000	13,965,377
Chart Industries, Inc.(a)
01/01/2030	7.500%	1,355,000	1,382,308
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	3,007,000	2,999,732
Gates Global LLC/Co.(a)
01/15/2026	6.250%	2,933,000	2,899,346
Madison IAQ LLC(a)
06/30/2028	4.125%	1,254,000	1,113,789
06/30/2029	5.875%	2,926,000	2,446,407
Resideo Funding, Inc.(a)
09/01/2029	4.000%	3,579,000	3,010,276
Vertical Holdco GmbH(a)
07/15/2028	7.625%	1,902,000	1,804,889
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	3,262,000	3,097,960
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	3,392,000	3,401,414
06/15/2028	7.250%	3,427,000	3,483,119

Total			39,604,617

Electric 1.9%
AEP Texas, Inc.
01/15/2050	3.450%	7,720,000	5,169,874
Calpine Corp.(a)
02/15/2028	4.500%	2,035,000	1,923,618
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	8,532,000	7,171,960
01/15/2032	3.750%	4,484,000	3,593,123
Duke Energy Corp.
09/01/2046	3.750%	7,780,000	5,638,958
Edison International
11/15/2028	5.250%	8,462,000	8,339,149
Emera US Finance LP
06/15/2046	4.750%	15,730,000	12,095,089
FirstEnergy Corp.
03/01/2050	3.400%	2,732,000	1,804,119
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	2,590,000	2,183,445

Columbia Strategic Income Fund | First Quarter Report 2023	7

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes(g) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	2,319,000	2,287,703
09/15/2027	4.500%	8,245,000	7,609,952
NRG Energy, Inc.
01/15/2028	5.750%	1,251,000	1,221,672
NRG Energy, Inc.(a)
02/15/2029	3.375%	1,229,000	1,052,485
06/15/2029	5.250%	3,389,000	3,163,535
02/15/2032	3.875%	449,000	367,167
Pacific Gas and Electric Co.
07/01/2050	4.950%	18,875,000	15,039,075
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	696,000	636,416
PG&E Corp.
07/01/2028	5.000%	1,596,000	1,518,216
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,141,000	1,081,939
01/15/2030	4.750%	4,591,000	4,134,063
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	2,613,000	2,563,235
02/15/2027	5.625%	3,311,000	3,229,264
07/31/2027	5.000%	1,280,000	1,219,296
10/15/2031	7.750%	3,117,000	3,194,500

Total			96,237,853

Environmental 0.3%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	372,000	369,033
GFL Environmental, Inc.(a)
06/01/2025	4.250%	1,809,000	1,768,194
08/01/2025	3.750%	2,533,000	2,452,087
12/15/2026	5.125%	1,425,000	1,382,475
08/01/2028	4.000%	2,000,000	1,790,000
09/01/2028	3.500%	2,070,000	1,855,530
GFL Environmental, Inc.(a),(h)
01/15/2031	6.750%	3,195,000	3,222,956
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	5,139,000	4,848,381

Total			17,688,656

Finance Companies 0.8%
Navient Corp.
03/25/2024	6.125%	2,057,000	2,058,617
06/25/2025	6.750%	878,000	884,359
03/15/2027	5.000%	2,610,000	2,436,165
03/15/2031	11.500%	2,092,000	2,249,461
OneMain Finance Corp.
01/15/2029	9.000%	2,920,000	3,015,833
09/15/2030	4.000%	2,162,000	1,760,408

Corporate Bonds & Notes(g) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	2,662,000	2,409,269
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	4,226,000	3,722,988
03/01/2031	3.875%	3,811,000	3,222,206
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	19,824,000	16,017,922
Springleaf Finance Corp.
03/15/2024	6.125%	2,011,000	2,010,599
11/15/2029	5.375%	169,000	152,167
United Wholesale Mortgage LLC(a)
04/15/2029	5.500%	155,000	138,648

Total			40,078,642

Food and Beverage 1.7%
Bacardi Ltd.(a)
05/15/2048	5.300%	17,883,000	15,963,178
Constellation Brands, Inc.
05/01/2033	4.900%	26,437,000	25,498,931
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	2,845,000	2,764,004
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	10,218,000	9,924,030
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	893,000	854,063
01/31/2030	4.125%	2,124,000	1,902,499
Post Holdings, Inc.(a)
03/01/2027	5.750%	2,432,000	2,390,521
01/15/2028	5.625%	3,361,000	3,270,081
04/15/2030	4.625%	1,287,000	1,149,690
09/15/2031	4.500%	2,918,000	2,540,576
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	3,350,000	2,980,394
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	5,005,000	4,154,150
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	3,519,000	3,013,312
Tyson Foods, Inc.
09/28/2048	5.100%	1,991,000	1,680,009
US Foods, Inc.(a)
09/15/2028	6.875%	1,558,000	1,579,302
02/15/2029	4.750%	967,000	896,631
06/01/2030	4.625%	3,348,000	3,021,405
01/15/2032	7.250%	1,450,000	1,482,875

Total			85,065,651

Gaming 1.0%
Boyd Gaming Corp.
12/01/2027	4.750%	1,260,000	1,194,378

8	Columbia Strategic Income Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes(g) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boyd Gaming Corp.(a)
06/15/2031	4.750%	2,548,000	2,256,909
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	5,516,000	4,846,104
02/15/2030	7.000%	3,769,000	3,773,750
Churchill Downs, Inc.(a)
01/15/2028	4.750%	3,242,000	3,016,215
05/01/2031	6.750%	1,149,000	1,128,871
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	4,172,000	4,152,285
07/01/2025	6.250%	5,374,000	5,345,303
07/01/2027	8.125%	2,714,000	2,763,813
International Game Technology PLC(a)
02/15/2025	6.500%	359,000	358,642
04/15/2026	4.125%	1,446,000	1,379,185
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	659,000	668,906
MGM Resorts International
05/01/2025	6.750%	200,000	200,713
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	4,992,000	4,467,195
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	658,000	626,381
07/01/2029	4.125%	2,177,000	1,812,569
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	4,738,000	4,242,859
Scientific Games International, Inc.(a)
05/15/2028	7.000%	1,446,000	1,450,224
11/15/2029	7.250%	2,450,000	2,467,039
Studio City Finance Ltd.(a)
01/15/2029	5.000%	4,000,000	3,106,893
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	983,000	970,362

Total			50,228,596

Health Care 2.6%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	2,220,000	2,133,820
04/15/2029	5.000%	2,387,000	2,226,072
AdaptHealth LLC(a)
03/01/2030	5.125%	2,871,000	2,285,510
Avantor Funding, Inc.(a)
07/15/2028	4.625%	1,819,000	1,705,192
11/01/2029	3.875%	4,553,000	4,033,269
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	2,463,000	2,519,469
Becton Dickinson Euro Finance SARL
08/13/2041	1.336%	EUR 1,835,000	1,245,674

Corporate Bonds & Notes(g) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	586,000	490,783
04/01/2030	3.500%	2,595,000	2,170,619
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	455,000	421,557
03/15/2029	3.750%	1,124,000	1,001,180
03/15/2031	4.000%	975,000	849,282
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	2,712,000	1,600,080
05/15/2030	5.250%	5,131,000	4,059,645
02/15/2031	4.750%	3,273,000	2,431,271
CVS Health Corp.
07/20/2045	5.125%	13,098,000	11,638,181
03/25/2048	5.050%	11,250,000	9,871,322
HCA, Inc.
02/01/2029	5.875%	2,135,000	2,154,429
09/01/2030	3.500%	31,379,000	27,601,917
03/15/2052	4.625%	5,635,000	4,454,384
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	1,424,000	1,321,189
IQVIA, Inc.(a)
10/15/2026	5.000%	823,000	804,984
05/15/2027	5.000%	1,864,000	1,809,895
05/15/2030	6.500%	993,000	1,001,457
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	3,661,000	3,250,256
10/01/2029	5.250%	8,935,000	8,109,056
Select Medical Corp.(a)
08/15/2026	6.250%	5,901,000	5,859,616
Star Parent, Inc.(a)
10/01/2030	9.000%	4,632,000	4,817,790
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	917,000	912,273
04/15/2027	10.000%	799,000	808,117
Tenet Healthcare Corp.
02/01/2027	6.250%	4,235,000	4,215,955
11/01/2027	5.125%	2,981,000	2,863,234
10/01/2028	6.125%	3,349,000	3,245,399
01/15/2030	4.375%	2,021,000	1,806,268
Tenet Healthcare Corp.(a)
05/15/2031	6.750%	4,207,000	4,211,937
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	2,468,000	1,893,637

Total			131,824,719

Healthcare Insurance 0.7%
Aetna, Inc.
11/15/2042	4.125%	2,786,000	2,173,148
08/15/2047	3.875%	1,833,000	1,338,311

Columbia Strategic Income Fund | First Quarter Report 2023	9

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes(g) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.
10/15/2030	3.000%	29,371,000	24,439,108
08/01/2031	2.625%	7,507,000	5,962,298

Total			33,912,865

Home Construction 0.1%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	3,237,000	3,014,224
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	1,294,000	1,259,240

Total			4,273,464

Independent Energy 0.9%
Baytex Energy Corp.(a)
04/30/2030	8.500%	2,803,000	2,863,106
Callon Petroleum Co.(a)
08/01/2028	8.000%	2,180,000	2,210,687
Civitas Resources, Inc.(a)
07/01/2028	8.375%	903,000	924,648
11/01/2030	8.625%	804,000	834,150
07/01/2031	8.750%	994,000	1,030,041
CNX Resources Corp.(a)
03/14/2027	7.250%	224,000	222,956
01/15/2029	6.000%	3,110,000	2,966,027
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	8,555,000	8,178,391
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	2,383,000	2,364,338
05/01/2029	5.000%	3,825,000	3,672,579
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	2,935,000	2,858,315
02/01/2029	5.750%	3,120,000	2,932,215
11/01/2033	8.375%	1,726,000	1,778,093
Matador Resources Co.
09/15/2026	5.875%	3,620,000	3,560,722
Matador Resources Co.(a)
04/15/2028	6.875%	1,212,000	1,218,298
Permian Resources Operating LLC(a)
01/15/2032	7.000%	3,385,000	3,393,698
Southwestern Energy Co.
02/01/2029	5.375%	938,000	892,834
02/01/2032	4.750%	4,519,000	4,037,365

Total			45,938,463

Integrated Energy 0.0%
Cenovus Energy, Inc.
02/15/2052	3.750%	888,000	615,910

Corporate Bonds & Notes(g) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.7%
Carnival Corp.(a)
03/01/2026	7.625%	3,212,000	3,229,212
03/01/2027	5.750%	1,069,000	1,015,043
08/15/2029	7.000%	2,146,000	2,190,246
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	3,079,000	3,347,976
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(a)
05/01/2025	5.500%	2,418,000	2,411,123
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	633,000	613,930
10/01/2028	6.500%	782,000	769,892
Cinemark USA, Inc.(a)
03/15/2026	5.875%	3,120,000	3,028,321
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	639,000	624,363
NCL Corp., Ltd.(a)
03/15/2026	5.875%	1,810,000	1,713,601
02/15/2027	5.875%	1,143,000	1,106,632
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	1,855,000	1,805,772
07/15/2027	5.375%	556,000	535,241
01/15/2029	9.250%	595,000	632,852
01/15/2030	7.250%	6,421,000	6,539,528
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	1,765,000	1,701,143
Viking Cruises Ltd.(a)
09/15/2027	5.875%	2,281,000	2,151,132
07/15/2031	9.125%	960,000	1,003,200

Total			34,419,207

Life Insurance 0.5%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	25,683,000	25,063,297

Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	966,000	960,443
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	1,955,000	1,799,473

Total			2,759,916

Media and Entertainment 1.4%
Clear Channel International BV(a)
08/01/2025	6.625%	2,640,000	2,602,129
Clear Channel Outdoor Holdings, Inc.(a)
09/15/2028	9.000%	2,354,000	2,377,926
06/01/2029	7.500%	5,565,000	4,383,297

10	Columbia Strategic Income Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes(g) (continued)

Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%		5,838,000	5,411,674
iHeartCommunications, Inc.
05/01/2026	6.375%		2,975,936	2,533,040
05/01/2027	8.375%		3,336,000	2,334,229
iHeartCommunications, Inc.(a)
08/15/2027	5.250%		7,572,000	5,813,609
Netflix, Inc.
05/15/2029	4.625%	EUR	3,491,000	3,945,801
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%		3,572,000	3,367,693
01/15/2029	4.250%		811,000	701,038
03/15/2030	4.625%		2,185,000	1,875,850
02/15/2031	7.375%		696,000	713,854
Playtika Holding Corp.(a)
03/15/2029	4.250%		5,545,000	4,701,995
Roblox Corp.(a)
05/01/2030	3.875%		5,315,000	4,566,526
Univision Communications, Inc.(a)
08/15/2028	8.000%		592,000	598,536
05/01/2029	4.500%		2,385,000	2,091,978
06/30/2030	7.375%		1,319,000	1,297,105
Warnermedia Holdings, Inc.
03/15/2062	5.391%		29,791,000	23,722,339

Total				73,038,619

Metals and Mining 0.5%
Allegheny Technologies, Inc.
10/01/2029	4.875%		818,000	732,582
10/01/2031	5.125%		3,121,000	2,752,706
Constellium SE(a)
06/15/2028	5.625%		2,490,000	2,381,852
04/15/2029	3.750%		8,908,000	7,783,159
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%		1,464,000	1,394,933
04/01/2029	6.125%		6,673,000	6,330,129
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%		1,804,000	1,458,133
Novelis Corp.(a)
11/15/2026	3.250%		1,369,000	1,256,953
01/30/2030	4.750%		2,010,000	1,826,320
08/15/2031	3.875%		1,651,000	1,397,026

Total				27,313,793

Midstream 2.9%
CNX Midstream Partners LP(a)
04/15/2030	4.750%		3,532,000	3,077,059
DCP Midstream Operating LP
04/01/2044	5.600%		1,252,000	1,164,314

Corporate Bonds & Notes(g) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	1,292,000	1,280,983
DT Midstream, Inc.(a)
06/15/2029	4.125%	1,588,000	1,425,648
06/15/2031	4.375%	3,897,000	3,424,210
EQM Midstream Partners LP(a)
07/01/2025	6.000%	2,976,000	2,953,386
07/01/2027	6.500%	1,236,000	1,239,115
01/15/2029	4.500%	1,639,000	1,499,016
01/15/2031	4.750%	5,225,000	4,655,384
EQM Midstream Partners LP
07/15/2048	6.500%	5,051,000	4,645,573
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	12,000,000	9,548,674
09/30/2040	3.250%	3,925,000	2,907,060
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	2,912,000	2,911,200
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	1,936,000	1,908,138
02/01/2028	5.000%	1,667,000	1,549,809
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	7,382,000	6,471,754
Kinder Morgan, Inc.
02/15/2046	5.050%	3,954,000	3,317,902
NuStar Logistics LP
10/01/2025	5.750%	4,717,000	4,699,826
06/01/2026	6.000%	3,288,000	3,279,354
04/28/2027	5.625%	1,573,000	1,548,011
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	26,497,000	20,918,354
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	3,318,000	2,894,297
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	4,429,000	3,889,916
08/15/2031	4.125%	8,868,000	7,651,061
11/01/2033	3.875%	14,638,000	11,967,108
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	2,432,000	2,511,737
06/01/2031	8.375%	2,038,000	2,010,010
02/01/2032	9.875%	2,466,000	2,526,327
Western Midstream Operating LP
01/15/2029	6.350%	3,871,000	3,977,230
Western Midstream Operating LP(j)
02/01/2050	5.250%	9,650,000	8,044,698
Williams Companies, Inc. (The)
08/15/2028	5.300%	15,596,000	15,578,447

Total			145,475,601

Columbia Strategic Income Fund | First Quarter Report 2023	11

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes(g) (continued)

Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Natural Gas 0.2%
NiSource, Inc.
05/01/2030	3.600%		6,399,000	5,749,028
05/15/2047	4.375%		6,880,000	5,513,451

Total				11,262,479

Oil Field Services 0.2%
Nabors Industries Ltd.(a)
01/15/2026	7.250%		2,998,000	2,865,875
01/15/2028	7.500%		1,217,000	1,078,599
Nabors Industries, Inc.(a)
05/15/2027	7.375%		1,151,000	1,112,966
01/31/2030	9.125%		1,147,000	1,150,052
Transocean Aquila Ltd.(a)
09/30/2028	8.000%		2,945,000	2,948,488
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%		3,118,000	3,188,202

Total				12,344,182

Other Industry 0.0%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%		1,358,000	1,250,093
Hillenbrand, Inc.
03/01/2031	3.750%		1,167,000	967,794

Total				2,217,887

Other REIT 0.5%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%		2,997,000	2,633,365
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	3,469,000	3,157,288
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		3,838,000	3,722,860
02/01/2027	4.250%		1,293,000	1,193,146
06/15/2029	4.750%		5,315,000	4,625,183
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%		1,816,000	1,717,507
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%		1,571,000	1,400,779
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%		616,000	628,398
02/15/2029	4.500%		860,000	775,982
RLJ Lodging Trust LP(a)
07/01/2026	3.750%		1,102,000	1,029,904
Service Properties Trust
03/15/2024	4.650%		957,000	956,382

Corporate Bonds & Notes(g) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Service Properties Trust(a)
11/15/2031	8.625%	1,493,000	1,530,955

Total			23,371,749

Packaging 0.4%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	2,547,000	2,471,884
09/01/2029	4.000%	6,252,000	4,968,786
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	1,940,000	1,719,762
Ball Corp.
06/15/2029	6.000%	2,135,000	2,129,615
Berry Global, Inc.(a)
04/15/2028	5.500%	115,000	113,322
Canpack SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	1,018,000	949,838
Canpack SA/US LLC(a)
11/15/2029	3.875%	3,538,000	2,972,545
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	3,592,000	3,455,235
08/15/2027	8.500%	1,408,000	1,279,553

Total			20,060,540

Pharmaceuticals 0.9%
1375209 BC Ltd.(a)
01/30/2028	9.000%	443,000	427,529
Amgen, Inc.
03/02/2063	5.750%	13,131,000	12,865,124
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	2,070,000	1,160,096
06/01/2028	4.875%	2,868,000	1,458,666
09/30/2028	11.000%	789,000	492,916
10/15/2030	14.000%	156,000	81,209
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,726,000	1,526,020
Jazz Securities DAC(a)
01/15/2029	4.375%	2,600,000	2,341,008
Organon Finance 1 LLC(a)
04/30/2028	4.125%	2,484,000	2,205,202
04/30/2031	5.125%	4,257,000	3,352,731
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	22,696,000	22,069,568

Total			47,980,069

12	Columbia Strategic Income Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes(g) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.8%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	1,693,000	1,568,737
10/15/2027	6.750%	3,396,000	3,257,383
04/15/2028	6.750%	7,004,000	6,993,906
11/01/2029	5.875%	2,406,000	2,185,563
AssuredPartners, Inc.(a)
08/15/2025	7.000%	1,488,000	1,487,893
01/15/2029	5.625%	2,393,000	2,142,710
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	1,177,000	920,554
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	4,020,000	3,646,972
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	2,295,000	2,292,033
HUB International Ltd.(a)
05/01/2026	7.000%	3,699,000	3,682,759
HUB International, Ltd.(a)
06/15/2030	7.250%	8,556,000	8,778,853
USI, Inc.(a)
05/01/2025	6.875%	1,534,000	1,522,495

Total			38,479,858

Railroads 0.3%
Norfolk Southern Corp.
08/01/2030	5.050%	13,160,000	13,086,789

Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	2,011,000	2,010,121
01/15/2028	3.875%	3,236,000	2,979,212
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	1,305,000	1,157,866
01/15/2030	6.750%	2,452,000	2,069,046
IRB Holding Corp.(a)
06/15/2025	7.000%	3,646,000	3,648,165
Yum! Brands, Inc.
04/01/2032	5.375%	2,405,000	2,272,109

Total			14,136,519

Retailers 1.1%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	701,000	631,186
02/15/2032	5.000%	701,000	611,754
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	999,000	899,916
Hanesbrands, Inc.(a)
05/15/2026	4.875%	645,000	607,251
02/15/2031	9.000%	3,007,000	2,850,789

Corporate Bonds & Notes(g) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.(a)
07/01/2025	9.375%	485,000	505,973
L Brands, Inc.
02/01/2028	5.250%	1,053,000	1,011,321
11/01/2035	6.875%	2,968,000	2,807,426
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	3,325,000	2,904,545
08/01/2031	8.250%	1,725,000	1,738,880
Lithia Motors, Inc.(a)
01/15/2031	4.375%	1,325,000	1,141,090
Lowe’s Companies, Inc.
04/01/2062	4.450%	5,099,000	3,942,394
09/15/2062	5.800%	30,874,000	29,804,007
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	3,253,000	2,984,399
02/15/2029	7.750%	2,190,000	2,064,705
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	3,442,000	2,642,455

Total			57,148,091

Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	1,085,000	1,104,447
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	2,743,000	2,577,329

Total			3,681,776

Technology 2.5%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	2,302,000	2,147,035
Block, Inc.
06/01/2026	2.750%	1,714,000	1,581,096
06/01/2031	3.500%	1,723,000	1,441,817
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	447,000	446,314
Broadcom, Inc.(a)
11/15/2036	3.187%	18,394,000	14,050,635
Camelot Finance SA(a)
11/01/2026	4.500%	924,000	876,866
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	534,000	547,964
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	1,434,000	1,430,615
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	1,277,000	1,153,747
07/01/2029	4.875%	4,288,000	3,837,996
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	4,718,000	4,243,849

Columbia Strategic Income Fund | First Quarter Report 2023	13

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes(g) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CommScope Technologies LLC(a)
06/15/2025	6.000%	1,385,000	1,087,495
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	5,020,000	4,339,347
Entegris Escrow Corp.(a)
04/15/2029	4.750%	2,603,000	2,459,901
06/15/2030	5.950%	3,323,000	3,209,923
Gartner, Inc.(a)
07/01/2028	4.500%	1,484,000	1,391,871
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	5,889,000	5,998,455
HealthEquity, Inc.(a)
10/01/2029	4.500%	3,398,000	3,064,927
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	2,367,000	2,067,254
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	2,698,000	2,292,986
Iron Mountain, Inc.(a)
09/15/2027	4.875%	4,523,000	4,285,785
09/15/2029	4.875%	664,000	606,887
07/15/2030	5.250%	2,592,000	2,373,051
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	6,448,000	3,793,904
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	5,010,000	4,348,465
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	4,635,000	4,788,759
NCR Corp.(a)
10/01/2028	5.000%	3,666,000	3,346,026
04/15/2029	5.125%	4,746,000	4,346,528
10/01/2030	5.250%	1,296,000	1,142,306
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	3,953,000	3,683,936
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	2,210,000	1,948,172
01/15/2033	5.000%	7,610,000	7,267,904
Picard Midco, Inc.(a)
03/31/2029	6.500%	6,546,000	6,031,294
PTC, Inc.(a)
02/15/2025	3.625%	349,000	339,380
Seagate HDD Cayman(a)
12/15/2029	8.250%	2,217,000	2,361,108
07/15/2031	8.500%	1,269,000	1,355,455
Sensata Technologies BV(a)
09/01/2030	5.875%	2,018,000	1,935,217
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	5,103,000	4,847,021

Corporate Bonds & Notes(g) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Synaptics, Inc.(a)
06/15/2029	4.000%	2,951,000	2,580,474
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	725,000	717,363
Verscend Escrow Corp.(a)
08/15/2026	9.750%	4,004,000	4,021,234
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	6,273,000	5,411,732

Total			129,202,094

Transportation Services 0.3%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	13,488,000	13,133,932

Wireless 1.1%
Altice France Holding SA(a)
02/15/2028	6.000%	3,633,000	1,466,145
Altice France SA(a)
07/15/2029	5.125%	7,286,000	5,200,973
10/15/2029	5.500%	1,316,000	946,072
American Tower Corp.
08/15/2029	3.800%	6,411,000	5,884,641
Millicom International Cellular SA(a)
03/25/2029	6.250%	2,700,000	2,500,555
SBA Communications Corp.
02/15/2027	3.875%	1,176,000	1,107,006
02/01/2029	3.125%	5,224,000	4,548,247
Sprint Capital Corp.
11/15/2028	6.875%	3,098,000	3,279,755
Sprint Corp.
06/15/2024	7.125%	831,000	835,320
T-Mobile US, Inc.
02/15/2031	2.875%	23,582,000	19,984,839
04/15/2031	3.500%	7,900,000	6,953,254
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	931,000	782,155
07/15/2031	4.750%	3,870,000	3,305,751

Total			56,794,713

Wirelines 0.7%
Frontier Communications Corp.(a)
05/01/2028	5.000%	1,941,000	1,742,034
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	822,000	820,414
03/15/2031	8.625%	2,232,000	2,200,021
Iliad Holding SAS(a)
10/15/2026	6.500%	6,276,000	6,115,723
10/15/2028	7.000%	5,063,000	4,846,002

14	Columbia Strategic Income Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Corporate Bonds & Notes(g) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
03/21/2031	2.550%	26,416,000	21,921,391

Total			37,645,585

Total Corporate Bonds & Notes (Cost $2,300,153,840)			2,150,707,229

Foreign Government Obligations(g),(k) 7.0%
Angola 0.2%
Angolan Government International Bond(a)
11/26/2029	8.000%	10,040,000	8,465,035

Argentina 0.0%
Argentine Republic Government International Bond
07/09/2029	1.000%	9,405	3,403
Argentine Republic Government International Bond(j)
07/09/2030	0.750%	85,626	31,689
07/09/2035	1.500%	156,873	50,914

Total			86,006

Brazil 0.2%
Brazilian Government International Bond
06/12/2030	3.875%	2,024,000	1,806,877
01/07/2041	5.625%	11,000,000	9,585,515

Total			11,392,392

Canada 0.2%
MEGlobal Canada ULC(a)
05/18/2025	5.000%	4,950,000	4,857,563
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	2,058,000	1,999,924
06/01/2027	5.250%	3,264,000	2,936,882
11/15/2028	8.500%	880,000	909,431
05/15/2029	4.250%	2,216,000	1,751,233

Total			12,455,033

Colombia 0.2%
Colombia Government International Bond
06/15/2045	5.000%	5,000,000	3,538,225
05/15/2049	5.200%	7,147,000	5,070,553

Total			8,608,778

Dominican Republic 0.4%
Dominican Republic International Bond(a)
01/25/2027	5.950%	4,475,000	4,404,855
01/30/2030	4.500%	2,295,000	2,029,247
09/23/2032	4.875%	500,000	431,931
04/30/2044	7.450%	7,900,000	7,825,590
01/27/2045	6.850%	4,881,000	4,536,156

Total			19,227,779

Foreign Government Obligations(g),(k) (continued)

Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Egypt 0.3%
Egypt Government International Bond(a)
04/16/2030	5.625%	EUR	6,600,000	4,309,866
02/16/2031	5.875%		1,000,000	598,327
05/29/2032	7.625%		8,162,000	5,186,737
01/31/2047	8.500%		5,700,000	3,265,766
02/21/2048	7.903%		3,000,000	1,650,201
03/01/2049	8.700%		965,000	552,547

Total				15,563,444

Hungary 0.3%
Hungary Government International Bond(a)
09/22/2031	2.125%		20,100,000	15,484,811

India 0.7%
Export-Import Bank of India(a)
01/15/2030	3.250%		6,200,000	5,452,113
India Government Bond
02/06/2033	7.260%	INR	1,972,730,000	23,552,970
Indian Railway Finance Corp., Ltd.(a)
02/10/2031	2.800%		7,000,000	5,782,590

Total				34,787,673

Indonesia 0.7%
Indonesia Asahan Aluminium Persero PT(a)
05/15/2050	5.800%		6,000,000	5,224,254
Indonesia Government International Bond(a)
01/15/2045	5.125%		3,600,000	3,458,682
Indonesia Treasury Bond
04/15/2027	5.125%	IDR	227,007,000,000	14,002,301
04/15/2039	8.375%	IDR	68,305,000,000	5,028,516
PT Pertamina Persero(a)
05/30/2044	6.450%		10,066,000	10,135,411

Total				37,849,164

Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
01/30/2032	4.875%	EUR	9,275,000	8,183,371
06/15/2033	6.125%		3,847,000	3,377,728

Total				11,561,099

Kazakhstan 0.1%
KazMunayGas National Co., JSC(a)
10/24/2048	6.375%		4,000,000	3,412,251

Malaysia 0.1%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		4,800,000	4,376,099

Columbia Strategic Income Fund | First Quarter Report 2023	15

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Foreign Government Obligations(g),(k) (continued)

Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 1.1%
Mexico Government International Bond
04/16/2030	3.250%		4,000,000	3,517,207
05/29/2031	7.750%	MXN	446,370,000	23,475,202
08/14/2041	4.280%		300,000	234,624
Petroleos Mexicanos
03/13/2027	6.500%		7,689,000	6,928,062
02/12/2028	5.350%		4,594,000	3,818,110
01/28/2031	5.950%		2,235,000	1,675,460
02/16/2032	6.700%		12,449,000	9,699,564
09/21/2047	6.750%		522,000	319,212
01/23/2050	7.690%		7,750,000	5,144,645

Total				54,812,086

Oman 0.1%
Oman Government International Bond(a)
01/17/2048	6.750%		6,506,000	6,342,328
Oman Sovereign Sukuk Co.(a)
06/01/2024	4.397%		500,000	495,533

Total				6,837,861

Panama 0.1%
Panama Government International Bond
01/19/2033	3.298%		6,779,000	5,134,646

Paraguay 0.1%
Paraguay Government International Bond(a)
03/27/2027	4.700%		2,000,000	1,944,307
08/11/2044	6.100%		2,939,000	2,693,131

Total				4,637,438

Qatar 0.4%
Qatar Government International Bond(a)
04/16/2030	3.750%		2,000,000	1,898,404
03/14/2049	4.817%		15,614,000	13,920,369
Qatar Petroleum(a)
07/12/2031	2.250%		6,077,000	4,984,590

Total				20,803,363

Romania 0.2%
Romanian Government International Bond(a)
01/28/2050	3.375%	EUR	12,000,000	8,124,157
02/14/2051	4.000%		2,246,000	1,482,777

Total				9,606,934

Saudi Arabia 0.4%
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		15,163,000	12,511,200

Foreign Government Obligations(g),(k) (continued)

Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Saudi Government International Bond(a)
10/22/2030	3.250%		3,000,000	2,687,556
04/17/2049	5.000%		5,000,000	4,344,267

Total				19,543,023

South Africa 0.2%
Republic of South Africa Government Bond
01/31/2030	8.000%	ZAR	219,595,663	10,606,038

South Korea 0.5%
Korea Treasury Bond
03/10/2028	3.250%	KRW	31,900,000,000	24,532,221

United Arab Emirates 0.3%
DP World Crescent Ltd.(a)
07/18/2029	3.875%		5,600,000	5,159,786
DP World Ltd.(a)
09/25/2048	5.625%		6,091,000	5,405,044
DP World PLC(a)
07/02/2037	6.850%		3,650,000	3,850,331
09/30/2049	4.700%		2,000,000	1,559,650

Total				15,974,811

Total Foreign Government Obligations (Cost $395,562,857)				355,757,985

Residential Mortgage-Backed Securities - Agency 35.3%
Federal Home Loan Mortgage Corp.
05/01/2052	3.000%		59,637,476	50,698,754
08/01/2052	4.000%		27,942,149	25,652,442
Federal Home Loan Mortgage Corp.(l)
CMO Series 304 Class C69
12/15/2042	4.000%		2,280,420	441,654
CMO Series 4147 Class CI
01/15/2041	3.500%		1,371,918	44,344
Federal Home Loan Mortgage Corp.(b),(l)
CMO Series 318 Class S1
-1.0 x 30-day Average
SOFR + 5.836%
Cap 5.950%
11/15/2043	0.512%		4,292,693	371,830
CMO Series 4620 Class AS
-1.0 x 30-day Average
SOFR + 0.554%
11/15/2042	0.000%		7,586,210	445,138
CMO Series 4903 Class SA
-1.0 x 30-day Average
SOFR + 5.936%
Cap 6.050%
08/25/2049	0.607%		23,714,386	2,228,495

16	Columbia Strategic Income Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average
SOFR + 5.886%
Cap 6.000%
03/15/2044	0.562%	766,048	66,604
Federal Home Loan Mortgage Corp.(d),(l)
CMO Series 4515 Class SA
08/15/2038	0.000%	3,401,374	142,385
Federal Home Loan Mortgage Corp. REMICS(l)
CMO Series 5051 Class KI
12/25/2050	2.500%	35,611,949	5,589,349
CMO Series 5192 Class PI
10/25/2051	2.500%	59,359,678	6,564,474
CMO Series 5198 Class KI
02/25/2052	3.000%	41,044,590	7,638,476
Federal National Mortgage Association
08/01/2032-
04/01/2052	3.000%	90,704,668	77,609,788
05/01/2052-
06/01/2052	3.500%	186,512,924	165,766,289
10/01/2053	5.500%	37,355,451	36,997,655
Federal National Mortgage Association(d),(l)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	2,623,223	26
Federal National Mortgage Association(l)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	782,664	32,358
CMO Series 2012-131 Class MI
01/25/2040	3.500%	985,424	33,457
CMO Series 2012-133 Class EI
07/25/2031	3.500%	123,986	719
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,583,236	212,952
Federal National Mortgage Association(b),(l)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average
SOFR + 5.786%
Cap 5.900%
10/25/2043	0.457%	6,036,201	522,333
CMO Series 2014-93 Class ES
-1.0 x 30-day Average
SOFR + 6.036%
Cap 6.150%
01/25/2045	0.707%	10,170,447	1,123,490
CMO Series 2016-26 Class SA
-1.0 x 30-day Average
SOFR + 5.936%
Cap 6.050%
05/25/2046	0.607%	9,337,350	1,206,921

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-31 Class VS
-1.0 x 30-day Average
SOFR + 5.886%
Cap 6.000%
06/25/2046	0.557%	5,978,677	584,382
CMO Series 2016-42 Class SB
-1.0 x 30-day Average
SOFR + 5.886%
Cap 6.000%
07/25/2046	0.557%	21,402,699	2,305,775
CMO Series 2017-47 Class SE
-1.0 x 30-day Average
SOFR + 5.986%
Cap 6.100%
06/25/2047	0.657%	6,875,435	974,967
CMO Series 2017-56 Class SB
-1.0 x 30-day Average
SOFR + 6.036%
Cap 6.150%
07/25/2047	0.707%	22,933,354	2,862,509
CMO Series 2018-76 Class SN
-1.0 x 30-day Average
SOFR + 6.036%
Cap 6.150%
10/25/2048	0.707%	7,540,867	813,310
CMO Series 2019-67 Class SE
-1.0 x 30-day Average
SOFR + 5.936%
Cap 6.050%
11/25/2049	0.607%	20,860,252	2,799,367
CMO Series 2019-8 Class SG
-1.0 x 30-day Average
SOFR + 5.886%
Cap 6.000%
03/25/2049	0.557%	21,535,179	1,844,787
Federal National Mortgage Association REMICS(l)
CMO Series 2020-77 Class IL
11/25/2050	2.500%	34,112,103	4,915,209
Federal National Mortgage Association REMICS(b),(l)
CMO Series 2023-61 Class GS
-1.0 x 30-day Average
SOFR + 5.700%
Cap 5.700%
12/25/2053	0.373%	163,736,401	8,368,600
Freddie Mac REMICS(l)
CMO Series 5287 Class NI
05/25/2051	3.500%	39,414,574	7,542,818
Government National Mortgage Association
08/15/2031	7.000%	12,339	12,480
04/15/2034	5.000%	77,619	76,641

Columbia Strategic Income Fund | First Quarter Report 2023	17

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(l)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	6,462,675	484,583
CMO Series 2020-138 Class GI
09/20/2050	3.000%	34,000,072	5,421,767
CMO Series 2020-191 Class UG
12/20/2050	3.500%	40,184,438	6,477,426
CMO Series 2021-140 Class IW
08/20/2051	3.500%	46,760,317	8,532,051
CMO Series 2021-57 Class KI
03/20/2051	3.500%	43,685,220	7,125,304
CMO Series 2021-89 Class IO
05/20/2051	3.000%	49,580,011	7,957,894
Government National Mortgage Association(b),(l)
CMO Series 2016-20 Class SQ
-1.0 x 1-month Term SOFR
+ 5.986%
Cap 6.100%
02/20/2046	0.654%	9,380,214	846,837
CMO Series 2017-129 Class SA
-1.0 x 1-month Term SOFR
+ 6.086%
Cap 6.200%
08/20/2047	0.754%	7,489,891	707,211
CMO Series 2017-133 Class SM
-1.0 x 1-month Term SOFR
+ 6.136%
Cap 6.250%
09/20/2047	0.804%	8,383,178	747,115
CMO Series 2017-141 Class ES
-1.0 x 1-month Term SOFR
+ 6.086%
Cap 6.200%
09/20/2047	0.754%	11,335,731	1,220,591
CMO Series 2018-124 Class SA
-1.0 x 1-month Term SOFR
+ 6.086%
Cap 6.200%
09/20/2048	0.754%	13,570,537	1,174,683
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR
+ 5.986%
Cap 6.100%
11/20/2048	0.654%	10,817,680	884,439
CMO Series 2018-168 Class SA
-1.0 x 1-month Term SOFR
+ 5.986%
Cap 6.100%
12/20/2048	0.654%	9,421,435	960,176

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-67 Class SP
-1.0 x 1-month Term SOFR
+ 6.086%
Cap 6.200%
05/20/2048	0.754%	8,238,452	723,786
CMO Series 2019-152 Class BS
-1.0 x 1-month Term SOFR
+ 5.936%
Cap 6.050%
12/20/2049	0.605%	21,876,085	1,894,084
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR
+ 5.936%
Cap 6.050%
02/20/2049	0.605%	6,370,135	569,746
CMO Series 2019-23 Class QS
-1.0 x 1-month Term SOFR
+ 6.164%
Cap 6.050%
02/20/2049	0.605%	18,301,078	1,636,111
CMO Series 2019-29 Class DS
-1.0 x 1-month Term SOFR
+ 5.936%
Cap 6.050%
03/20/2049	0.605%	15,122,495	1,088,030
CMO Series 2019-41 Class AS
-1.0 x 1-month Term SOFR
+ 5.936%
Cap 6.050%
03/20/2049	0.605%	14,743,955	1,296,797
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR
+ 6.036%
Cap 6.150%
01/20/2049	0.705%	10,020,557	919,230
CMO Series 2019-59 Class JS
-1.0 x 1-month Term SOFR
+ 6.036%
Cap 6.150%
05/20/2049	0.705%	9,612,655	879,008
CMO Series 2020-101 Class SA
-1.0 x 1-month Term SOFR
+ 6.086%
Cap 6.200%
07/20/2050	0.754%	57,520,682	6,487,637
CMO Series 2020-61 Class SM
-1.0 x 1-month Term SOFR
+ 6.486%
Cap 6.600%
07/20/2043	1.155%	38,755,632	4,893,565

18	Columbia Strategic Income Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-155 Class SG
-1.0 x 1-month Term SOFR
+ 6.186%
Cap 6.300%
09/20/2051	0.855%	45,982,211	5,171,509
CMO Series 2022-90 Class SD
-1.0 x 1-month Term SOFR
+ 5.936%
Cap 6.050%
05/20/2050	0.605%	42,842,768	4,658,645
CMO Series 2022-90 Class SM
-1.0 x 1-month Term SOFR
+ 6.036%
Cap 6.150%
07/20/2050	0.705%	67,883,261	7,004,670
CMO Series 2023-66 Class SK
-1.0 x 1-month Term SOFR
+ 6.086%
Cap 6.200%
07/20/2050	0.754%	75,836,813	7,456,238
CMO Series 2023-75 Class SB
-1.0 x 1-month Term SOFR
+ 5.936%
Cap 6.050%
06/20/2050	0.605%	82,467,197	8,031,423
Government National Mortgage Association TBA(h)
12/20/2053	3.000%	32,000,000	27,677,927
Uniform Mortgage-Backed Security TBA(h)
12/18/2038-
12/13/2053	3.000%	59,000,000	51,213,659
12/13/2053	4.000%	175,000,000	158,863,770
12/13/2053	4.500%	200,000,000	187,256,676
12/13/2053	5.000%	395,000,000	380,093,644
12/13/2053	5.500%	221,000,000	217,751,925
12/13/2053	6.000%	262,000,000	262,727,435

Total Residential Mortgage-Backed Securities - Agency (Cost $1,850,460,284)			1,797,326,370

Residential Mortgage-Backed Securities - Non-Agency 15.3%
510 Asset Backed Trust(a),(d)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	12,627,265	11,884,570
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-2A Class M2
1-month Term SOFR +
3.214%
Floor 3.100%
04/25/2029	8.557%	10,208,580	10,212,148

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-4A Class M1C
1-month Term SOFR +
2.614%
Floor 2.500%
10/25/2029	7.957%	5,768,205	5,781,694
CMO Series 2020-3A Class M2
30-day Average SOFR +
4.964%
Floor 4.850%
10/25/2030	10.293%	13,800,000	13,842,247
CMO Series 2020-4A Class M2B
1-month Term SOFR +
3.714%
Floor 3.600%
06/25/2030	9.057%	1,491,983	1,491,988
CMO Series 2021-1A Class M1C
30-day Average SOFR +
2.950%
Floor 2.950%
03/25/2031	8.278%	15,000,000	15,015,156
BRAVO Residential Funding Trust(a),(d)
CMO Series 2021-A Class A1
10/25/2059	1.991%	9,017,174	8,671,348
CMO Series 2021-B Class A1
04/01/2069	2.115%	12,503,173	11,999,541
BVRT Financing Trust(a),(b),(c)
CMO Series 2021-3F Class M2
30-day Average SOFR +
2.900%
Floor 2.900%
07/12/2033	4.187%	18,017,494	18,017,494
CMO Series 2021-CRT1 Class M4
30-day Average SOFR +
3.614%
Floor 3.500%
07/10/2032	8.927%	40,797,526	39,254,156
CAFL Issuer LLC(a),(d)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	9,360,000	8,724,917
CIM Trust(a),(d)
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	9,241,339	8,818,281
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2010-6 Class 2A2
09/25/2035	5.310%	127,159	124,591
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	1,768,044	1,708,432

Columbia Strategic Income Fund | First Quarter Report 2023	19

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
30-day Average SOFR +
2.264%
11/25/2039	7.593%	4,730,818	4,766,950
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR +
6.000%
12/25/2041	11.328%	34,900,000	35,451,064
Subordinated CMO Series 2022-R07 Class 1B2
30-day Average SOFR +
12.000%
06/25/2042	17.328%	11,850,000	14,160,380
CSMC Trust(a),(d)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.525%	6,778,566	7,066,589
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	1,739,155	1,674,644
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR +
2.700%
Floor 2.700%
10/25/2033	8.021%	7,642,008	7,663,221
Subordinated CMO Series 2020-1 Class M1B
1-month Term SOFR +
1.564%
01/25/2030	6.907%	6,601,633	6,598,843
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B1
30-day Average SOFR +
3.300%
11/25/2041	8.628%	9,800,000	9,818,293
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
30-day Average SOFR +
0.000%
06/25/2033	4.617%	8,796,572	8,339,996
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-HQA1 Class M2
30-day Average SOFR +
2.250%
08/25/2033	7.578%	8,741,027	8,698,024
CMO Series 2022-HQA1 Class M2
30-day Average SOFR +
5.250%
03/25/2042	10.578%	17,250,000	18,298,084
Subordinated CMO Series 2020-DNA4 Class B1
30-day Average SOFR +
6.114%
08/25/2050	11.443%	15,523,251	17,235,128

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR +
3.000%
12/25/2050	8.328%	15,400,000	15,497,054
Subordinated CMO Series 2021-DNA1 Class B1
30-day Average SOFR +
2.650%
01/25/2051	7.978%	10,400,000	10,267,817
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR +
3.050%
01/25/2034	8.378%	15,700,000	15,885,266
Subordinated CMO Series 2021-HQA1 Class B2
30-day Average SOFR +
5.000%
08/25/2033	10.328%	21,450,000	20,960,419
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2019-CS03 Class M2
30-day Average SOFR +
0.114%
10/25/2032	5.443%	7,451,404	7,394,001
CMO Series 2020-HQA5 Class M2
30-day Average SOFR +
2.600%
11/25/2050	7.928%	9,180,685	9,332,949
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR +
4.000%
11/25/2050	9.328%	18,650,000	19,971,118
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR +
4.750%
02/25/2042	10.078%	19,550,000	20,135,255
Subordinated CMO Series 2022-DNA2 Class B2
30-day Average SOFR +
8.500%
02/25/2042	13.828%	16,300,000	17,180,873
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month Term SOFR +
3.114%
10/25/2028	8.457%	3,617,810	3,640,696
New York Mortgage Trust(a),(d)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	11,670,802	11,468,535
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	5,083,659	4,790,653

20	Columbia Strategic Income Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
30-day Average SOFR +
2.064%
Floor 1.950%
07/25/2029	7.393%	2,517,358	2,521,594
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR +
3.000%
Floor 3.000%
10/25/2033	8.328%	9,800,000	9,910,865
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month Term SOFR +
3.864%
Floor 3.750%
05/30/2025	9.216%	4,855,894	4,847,673
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month Term SOFR +
2.964%
Floor 2.850%
02/25/2025	8.307%	56,500,000	56,500,548
CMO Series 2018-GT2 Class A
1-month Term SOFR +
2.764%
08/25/2025	8.107%	56,900,000	56,917,070
Point Securitization Trust(a),(d)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	18,388,603	16,907,450
Preston Ridge Partners Mortgage(a),(d)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	12,117,972	11,529,263
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	2,936,236	2,830,410
CMO Series 2021-2 Class A1
03/25/2026	2.115%	9,403,542	9,046,974
CMO Series 2021-3 Class A1
04/25/2026	1.867%	9,275,310	8,836,665
CMO Series 2023-RCF1 Class M1
06/25/2053	4.000%	11,431,000	9,419,687
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	14,727,088	14,141,570
Pretium Mortgage Credit Partners I LLC(a),(d)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	5,899,979	5,792,647

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	8,372,583	7,837,850
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M2
30-day Average SOFR +
3.150%
12/27/2033	8.828%	18,984,000	18,835,338
Stonnington Mortgage Trust(a),(c),(d),(f)
CMO Series 2020-1 Class A
07/28/2024	5.500%	462,495	455,557
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	12,036,148	11,849,877
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M2
1-month Term SOFR +
5.614%
Floor 5.500%
10/25/2033	10.957%	10,750,000	11,169,184
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	13,304,507	12,526,550
VCAT Asset Securitization LLC(a),(d)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	17,013,727	16,116,652
VCAT LLC(a),(d)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	18,498,951	17,671,724
Vericrest Opportunity Loan Transferee(a),(d)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	6,464,179	6,223,375
Verus Securitization Trust(a),(d)
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	7,300,000	5,884,851
Visio Trust(a),(d)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	4,200,000	3,536,039
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	3,600,000	3,075,470

Total Residential Mortgage-Backed Securities - Non-Agency (Cost $771,486,059)			776,227,298

Columbia Strategic Income Fund | First Quarter Report 2023	21

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Rights 0.0%

Issuer		Shares	Value ($)
Communication Services 0.0%
Entertainment 0.0%
Cineworld Group PLC(e)		31,901	606,130

Total Communication Services			606,130

Total Rights (Cost $391,321)			606,130

Senior Loans 7.8%

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Dynasty Acquisition Co., Inc.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 4.000%
08/24/2028	9.348%	1,104,024	1,102,236
Tranche B2 Term Loan
1-month Term SOFR + 4.000%
08/24/2028	9.348%	473,153	472,387
TransDigm, Inc.(b),(m)
Tranche I Term Loan
3-month Term SOFR + 3.250%
08/24/2028	8.640%	2,528,215	2,528,771

Total			4,103,394

Airlines 0.2%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(m)
Term Loan
3-month Term SOFR + 4.750%
Floor 0.750%
04/20/2028	10.427%	2,870,803	2,910,277
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(m),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500%
05/17/2029	8.869%	1,012,937	1,005,978
Air Canada(b),(m)
Term Loan
3-month Term SOFR + 3.500%
Floor 0.750%
08/11/2028	9.139%	997,475	995,520
United AirLines, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.750%
Floor 0.750%
04/21/2028	9.207%	1,608,955	1,607,121
WestJet Airlines Ltd.(b),(m)
Term Loan
1-month Term SOFR + 3.000%
Floor 1.000%
12/11/2026	8.443%	1,429,331	1,401,187

Total			7,920,083

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.1%
American Axle & Manufacturing, Inc.(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.500%
Floor 0.500%
12/13/2029	8.973%	554,898	553,683
Clarios Global LP(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750%
05/06/2030	9.098%	2,136,721	2,138,323
First Brands Group LLC(b),(m)
1st Lien Term Loan
6-month Term SOFR + 5.000%
Floor 1.000%
03/30/2027	10.881%	2,210,304	2,171,071
1st Lien Term Loan
6-month Term SOFR + 5.000%
Floor 1.000%
03/30/2027	10.881%	373,916	367,373

Total			5,230,450

Brokerage/Asset Managers/Exchanges 0.2%
AlixPartners LLP(b),(m)
Term Loan
1-month Term SOFR + 2.750%
Floor 0.500%
02/04/2028	8.213%	1,457,550	1,458,731
Allspring Buyer LLC(b),(m)
Term Loan
3-month Term SOFR + 3.250%
Floor 0.500%
11/01/2028	8.949%	1,310,686	1,289,859
Cetera Financial Group(b),(m),(n)
Tranche B Term Loan
1-month Term SOFR + 4.500%
08/09/2030	9.948%	764,170	751,614
Citadel Securities LP(b),(m)
Term Loan
1-month Term SOFR + 2.500%
07/29/2030	7.963%	2,920,244	2,918,667
Hightower Holding LLC (b),(m)
Term Loan
3-month Term SOFR + 4.000%
Floor 0.750%
04/21/2028	9.380%	1,246,819	1,239,551
Russell Investments US Institutional Holdco, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.500%
Floor 1.000%
05/30/2025	8.948%	1,427,861	1,335,407

22	Columbia Strategic Income Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
VFH Parent LLC(b),(m)
Term Loan
1-month Term SOFR + 3.000%
01/13/2029	8.448%	2,265,430	2,257,501

Total			11,251,330

Building Materials 0.3%
Cornerstone Building Brands, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.250%
Floor 0.500%
04/12/2028	8.673%	1,385,200	1,347,883
Covia Holdings LLC(b),(m)
Term Loan
3-month Term SOFR + 4.000%
Floor 1.000%
07/31/2026	9.676%	1,750,241	1,733,054
CPG International LLC(b),(m)
Term Loan
1-month Term SOFR + 2.500%
Floor 0.500%
04/28/2029	7.948%	748,111	747,550
Hunter Douglas Holding BV(b),(m)
Tranche B1 Term Loan
3-month Term SOFR + 3.500%
Floor 0.500%
02/26/2029	8.880%	2,173,914	2,096,653
LBM Acquisition LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750%
Floor 0.750%
12/17/2027	9.198%	997,447	957,798
Park River Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.250%
Floor 0.750%
12/28/2027	8.907%	1,253,965	1,207,230
QUIKRETE Holdings, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 2.625%
02/01/2027	8.088%	2,171,064	2,172,323
SRS Distribution, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.500%
Floor 0.500%
06/02/2028	8.963%	1,955,000	1,927,806
Standard Building Solutions, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.250%
Floor 0.500%
09/22/2028	7.699%	996,001	996,001

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Summit Materials, Inc.(b),(m),(n)
Term Loan
1-Month Term SOFR + 2.500%
11/30/2028	7.852%	1,000,000	1,000,000
White Cap Supply Holdings LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750%
Floor 0.500%
10/19/2027	9.098%	1,845,847	1,843,964

Total			16,030,262

Cable and Satellite 0.2%
CSC Holdings LLC(b),(m)
Term Loan
1-month Term SOFR + 4.500%
01/18/2028	9.823%	1,435,747	1,381,016
DirectTV Financing LLC(b),(m)
Term Loan
1-month Term SOFR + 5.000%
Floor 0.750%
08/02/2027	10.645%	2,720,612	2,673,219
Iridium Satellite LLC(b),(m)
Tranche B3 Term Loan
1-month Term SOFR + 2.500%
Floor 0.750%
09/20/2030	7.848%	2,178,650	2,177,735
Radiate Holdco LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.250%
Floor 0.750%
09/25/2026	8.713%	1,632,918	1,249,476
Telesat Canada(b),(m)
Tranche B5 Term Loan
3-month Term SOFR + 2.750%
12/07/2026	8.400%	2,179,765	1,469,532
Virgin Media Bristol LLC(b),(m)
Tranche N Term Loan
1-month Term SOFR + 2.500%
01/31/2028	7.937%	1,175,000	1,155,272
Tranche Q Term Loan
1-month Term SOFR + 3.250%
01/31/2029	8.687%	1,000,000	990,280

Total			11,096,530

Chemicals 0.3%
Ascend Performance Materials Operations LLC(b),(m)
Term Loan
3-month Term SOFR + 4.750%
Floor 0.750%
08/27/2026	10.317%	1,162,879	1,079,443

Columbia Strategic Income Fund | First Quarter Report 2023	23

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Herens Holdco SARL(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.925%
Floor 0.750%
07/03/2028	9.415%	1,060,199	898,296
Ineos Quattro Holdings UK Limited(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.250%
04/02/2029	9.698%	1,955,000	1,898,794
Ineos US Finance LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750%
11/08/2027	9.198%	1,674,241	1,671,797
Term Loan
1-month Term SOFR + 3.500%
02/18/2030	8.948%	650,713	644,512
Innophos Holdings, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.250%
02/05/2027	8.713%	603,125	590,912
Nouryon Finance BV(b),(m)
Term Loan
1-month Term SOFR + 4.000%
04/03/2028	9.423%	1,128,408	1,119,470
3-month Term SOFR + 4.000%
04/03/2028	9.467%	1,180,151	1,170,191
Olympus Water US Holding Corp.(b),(m)
Term Loan
3-month Term SOFR + 5.000%
Floor 0.500%
11/09/2028	10.390%	777,347	777,930
PMHC II, Inc.(b),(m)
Term Loan
3-month Term SOFR + 4.250%
Floor 0.500%
04/23/2029	9.807%	1,120,582	1,001,172
Sparta US Holdco LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.250%
Floor 0.750%
08/02/2028	8.684%	980,038	969,541
Tronox Finance LLC(b),(m)
Term Loan
1-month Term SOFR + 3.500%
08/16/2028	8.848%	478,290	475,751
Windsor Holdings III LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.500%
08/01/2030	9.820%	2,317,357	2,320,578

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace Holdings LLC(b),(m)
Term Loan
3-month Term SOFR + 3.750%
Floor 0.500%
09/22/2028	9.402%	1,246,827	1,241,217

Total			15,859,604

Construction Machinery 0.0%
Columbus McKinnon Corp.(b),(m)
Term Loan
3-month Term SOFR + 2.750%
Floor 0.500%
05/14/2028	8.422%	1,150,634	1,149,195

Consumer Cyclical Services 0.5%
8th Avenue Food & Provisions, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750%
10/01/2025	9.213%	868,072	817,229
2nd Lien Term Loan
1-month Term SOFR + 7.750%
10/01/2026	13.213%	1,686,397	1,275,338
Allied Universal Holdco LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750%
Floor 0.500%
05/12/2028	9.198%	2,383,897	2,320,318
Amentum Government Services Holdings LLC(b),(m)
Tranche 1 1st Lien Term Loan
1-month Term SOFR + 4.000%
01/29/2027	9.463%	951,480	948,387
Tranche 3 1st Lien Term Loan
1-month Term SOFR + 4.000%
Floor 0.500%
02/15/2029	9.331%	1,642,066	1,634,266
Arches Buyer, Inc.(b),(m),(n)
Term Loan
1-month Term SOFR + 3.250%
Floor 0.500%
12/06/2027	8.698%	2,959,293	2,907,506
Cast & Crew LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750%
Floor 0.500%
12/29/2028	9.098%	1,375,368	1,365,631
Conservice Midco LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 4.250%
05/13/2027	9.698%	1,917,655	1,915,277

24	Columbia Strategic Income Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Corporation Service Co.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.250%
Floor 0.500%
11/02/2029	8.698%	1,017,025	1,016,069
Cushman & Wakefield US Borrower LLC(b),(m)
Term Loan
1-month Term SOFR + 4.000%
Floor 0.500%
01/31/2030	9.348%	806,923	788,767
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.500%
11/09/2029	7.848%	510,556	511,143
Prime Security Services Borrower LLC(b),(m)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.500%
10/13/2030	7.830%	769,506	769,560
Signal Parent, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.500%
Floor 0.750%
04/03/2028	8.948%	1,829,742	1,520,973
Sotheby’s(b),(m)
Term Loan
3-month Term SOFR + 4.500%
Floor 0.500%
01/15/2027	10.155%	1,346,815	1,308,512
TruGreen LP(b),(m)
1st Lien Term Loan
1-month Term SOFR + 4.000%
Floor 0.750%
11/02/2027	9.448%	1,076,741	1,008,680
Uber Technologies, Inc.(b),(m)
Term Loan
3-month Term SOFR + 2.750%
03/03/2030	8.159%	1,247,388	1,249,733
WaterBridge Midstream Operating LLC(b),(m)
Term Loan
3-month Term SOFR + 5.750%
Floor 1.000%
06/22/2026	11.390%	1,139,537	1,139,536
WW International, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.500%
Floor 0.500%
04/13/2028	8.963%	1,171,875	785,895

Total			23,282,820

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.2%
Bombardier Recreational Products, Inc.(b),(m),(n)
Term Loan
1-month Term SOFR + 2.750%
Floor 0.500%
12/13/2029	8.098%	1,942,277	1,932,080
Bombardier Recreational Products, Inc. (b),(m)
Term Loan
1-month Term SOFR + 2.000%
05/24/2027	7.448%	496,134	489,005
Kronos Acquisition Holdings, Inc.(b),(m)
Tranche B1 Term Loan
3-month Term SOFR + 3.750%
Floor 0.500%
12/22/2026	9.402%	997,436	987,092
Osmosis Buyer Ltd.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.750%
Floor 0.500%
07/31/2028	9.071%	748,106	733,705
SRAM LLC(b),(m)
Term Loan
1-month Term SOFR + 2.750%
Floor 0.500%
05/18/2028	8.213%	1,597,765	1,587,779
SWF Holdings I Corp.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 4.000%
Floor 0.750%
10/06/2028	9.463%	1,545,360	1,315,488
Thor Industries, Inc. (b),(m)
Tranche B2 Term Loan
Prime Rate + 1.750%
11/15/2030	10.250%	945,647	948,011
Topgolf Callaway Brands Corp.(b),(m)
Term Loan
1-month Term SOFR + 3.500%
Floor 0.100%
03/15/2030	8.948%	1,628,114	1,623,034
Weber-Stephen Products LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.250%
Floor 0.750%
10/30/2027	8.713%	2,407,312	2,055,676

Total			11,671,870

Diversified Manufacturing 0.3%
Barnes Group, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.000%
09/03/2030	8.448%	946,790	944,659

Columbia Strategic Income Fund | First Quarter Report 2023	25

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Brookfield WEC Holdings, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 2.750%
Floor 0.500%
08/01/2025	8.213%	2,139,889	2,141,130
DXP Enterprises, Inc.(b),(m)
Term Loan
6-month Term SOFR + 4.750%
Floor 1.000%
10/11/2030	10.291%	1,369,416	1,365,992
Emrld Borrower LP(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.000%
05/31/2030	8.348%	2,348,067	2,349,101
Filtration Group Corp.(b),(m)
Term Loan
1-month Term SOFR + 3.500%
Floor 0.500%
10/21/2028	8.963%	613,853	612,662
Term Loan
1-month Term SOFR + 4.250%
Floor 0.500%
10/21/2028	9.713%	2,031,240	2,033,352
Gates Global LLC(b),(m)
Tranche B3 Term Loan
1-month Term SOFR + 2.500%
Floor 0.750%
03/31/2027	7.948%	1,489,183	1,487,471
Madison IAQ LLC(b),(m)
Term Loan
1-month Term SOFR + 3.250%
06/21/2028	8.699%	1,646,915	1,622,014
TK Elevator Midco GmbH(b),(m)
Tranche B1 Term Loan
6-month Term SOFR + 3.500%
Floor 0.500%
07/30/2027	9.381%	1,260,076	1,258,766
Vertiv Group Corp.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750%
03/02/2027	8.184%	1,435,499	1,436,762

Total			15,251,909

Electric 0.2%
Calpine Construction Finance Co. LP(b),(m)
Term Loan
1-month Term SOFR + 2.250%
07/31/2030	7.598%	730,665	727,808
Calpine Corp.(b),(m)
Term Loan
1-month Term SOFR + 2.500%
12/16/2027	7.963%	717,949	718,006

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Carroll County Energy LLC(b),(m)
Term Loan
3-month Term SOFR + 3.500%
02/13/2026	8.990%	383,743	371,832
Constellation Renewables LLC(b),(m)
Term Loan
3-month Term SOFR + 2.500%
Floor 1.000%
12/15/2027	8.150%	2,609,840	2,601,854
Generation Bridge Northeast LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.250%
08/22/2029	9.598%	1,128,585	1,131,406
Nautilus Power LLC(b),(m)
Term Loan
3-month Term SOFR + 5.250%
Floor 2.000%
11/16/2026	10.902%	474,876	362,488
New Frontera Holdings LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 13.000%
Floor 1.000%
07/28/2026	18.652%	217,161	226,390
2nd Lien Term Loan
3-month Term SOFR + 1.500%
Floor 1.000%
07/28/2028	7.152%	75,277	38,391
PG&E Corp.(b),(m)
Term Loan
1-month Term SOFR + 3.000%
Floor 1.000%
06/23/2025	8.463%	1,911,647	1,910,748

Total			8,088,923

Environmental 0.1%
Covanta Holdings Corp. (b),(m),(n)
Tranche B Term Loan
1-month Term SOFR + 2.500%
Floor 0.500%
11/30/2028	7.848%	992,248	987,128
Tranche C Term Loan
1-month Term SOFR + 2.500%
Floor 0.500%
11/30/2028	7.848%	75,458	75,068
EnergySolutions LLC/Envirocare of Utah LLC (b),(m)
Term Loan
3-month Term SOFR + 4.000%
Floor 0.500%
09/20/2030	9.382%	1,354,550	1,349,471

26	Columbia Strategic Income Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Rockwood Service Corp.(b),(m)
Term Loan
1-month Term SOFR + 4.250%
01/23/2027	9.713%	1,287,851	1,287,529

Total			3,699,196

Finance Companies 0.0%
Avolon Borrower 1 LLC(b),(m)
Tranche B6 Term Loan
1-month Term SOFR + 2.500%
Floor 0.500%
06/22/2028	7.831%	736,571	737,411

Food and Beverage 0.1%
Aramark Intermediate HoldCo Corp.(b),(m)
Tranche B6 Term Loan
1-month Term SOFR + 2.500%
06/22/2030	7.963%	997,500	997,081
Del Monte Foods, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 4.250%
Floor 0.500%
05/16/2029	9.704%	1,704,100	1,680,669
Naked Juice LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.250%
Floor 0.500%
01/24/2029	8.740%	296,250	277,041
Primary Products Finance LLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 4.000%
Floor 0.500%
04/01/2029	9.546%	1,944,519	1,943,703
Triton Water Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.250%
Floor 0.500%
03/31/2028	8.902%	1,351,456	1,327,805
Utz Quality Foods LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.000%
01/20/2028	8.640%	994,886	993,334

Total			7,219,633

Gaming 0.4%
Caesars Entertainment, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.250%
Floor 0.500%
02/06/2030	8.698%	2,482,415	2,481,720

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Entain PLC(b),(m)
Tranche B2 Term Loan
3-month Term SOFR + 3.500%
Floor 0.500%
10/31/2029	8.990%	2,017,035	2,018,709
Fertitta Entertainment LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.000%
Floor 0.500%
01/27/2029	9.348%	2,125,761	2,109,031
Flutter Entertainment PLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.250%
07/22/2028	8.902%	421,564	421,707
Flutter Entertainment PLC(b),(m),(n)
Tranche B Term Loan
1-month Term SOFR + 2.250%
Floor 0.500%
11/25/2030	7.598%	3,062,548	3,047,236
HRNI Holdings LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.250%
Floor 0.750%
12/11/2028	9.698%	2,803,000	2,729,421
Light and Wonder International, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.000%
Floor 0.500%
04/14/2029	8.421%	1,321,814	1,322,052
Ontario Gaming GTA LP(b),(m)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250%
Floor 0.500%
08/01/2030	9.640%	1,412,108	1,414,763
PCI Gaming Authority(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.500%
05/29/2026	7.963%	1,188,266	1,187,458
Penn Entertainment, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750%
Floor 0.500%
05/03/2029	8.198%	997,475	996,906
Scientific Games Holdings LP(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.250%
Floor 0.500%
04/04/2029	8.914%	2,471,835	2,457,498

Total			20,186,501

Columbia Strategic Income Fund | First Quarter Report 2023	27

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.3%
CHG Healthcare Services, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.250%
Floor 0.500%
09/29/2028	8.713%	765,168	762,206
Element Materials Technology Group US Holdings Inc./EM Midco 2 LLC(b),(m)
Tranche B 1st Lien Delayed Draw Term Loan
3-month Term SOFR + 4.250%
Floor 0.500%
06/22/2029	9.740%	537,219	524,127
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250%
Floor 0.500%
06/22/2029	9.740%	1,163,973	1,135,607
ICON PLC(b),(m)
Term Loan
3-month Term SOFR + 2.250%
Floor 0.500%
07/03/2028	7.902%	1,232,636	1,234,436
3-month Term SOFR + 2.250%
Cap 0.500%
07/03/2028	7.902%	307,112	307,561
Medline Borrower LP(b),(m)
Term Loan
1-month Term SOFR + 3.000%
Floor 0.500%
10/23/2028	8.463%	4,133,669	4,133,131
Phoenix Guarantor, Inc.(b),(m)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 3.250%
03/05/2026	8.713%	947,460	945,783
Pluto Acquisition I, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 4.000%
06/22/2026	9.650%	1,916,755	1,495,069
Star Parent, Inc.(b),(m)
Term Loan
3-month Term SOFR + 4.000%
09/27/2030	9.386%	1,042,297	1,017,835
Surgery Center Holdings, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.750%
Floor 0.750%
08/31/2026	9.205%	2,000,000	1,999,760
Upstream Newco, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 4.250%
11/20/2026	9.894%	1,992,360	1,846,260

Total			15,401,775

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.1%
Hamilton Projects Acquiror LLC(b),(m)
Term Loan
1-month Term SOFR + 4.500%
Floor 1.000%
06/17/2027	9.963%	1,498,627	1,500,710
Parkway Generation LLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 4.750%
Floor 0.750%
02/18/2029	10.395%	2,338,056	2,242,032
Tranche C Term Loan
3-month Term SOFR + 4.750%
Floor 0.750%
02/18/2029	10.395%	309,020	296,328

Total			4,039,070

Leisure 0.3%
Alterra Mountain Co.(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 3.500%
Floor 0.500%
08/17/2028	8.963%	1,875,434	1,875,434
Tranche B3 Term Loan
1-month Term SOFR + 3.750%
05/31/2030	9.198%	429,230	429,411
Carnival Corp.(b),(m)
Term Loan
1-month Term SOFR + 3.000%
Floor 0.750%
08/09/2027	8.321%	354,353	351,989
Tranche B Term Loan
1-month Term SOFR + 3.250%
Floor 0.750%
10/18/2028	8.713%	2,361,459	2,346,700
Cinemark USA, Inc.(b),(m)
Term Loan
3-month Term SOFR + 3.750%
Floor 0.500%
05/24/2030	9.140%	1,896,129	1,896,129
Crown Finance US, Inc.(b),(m)
Term Loan
6-month Term SOFR + 8.500%
07/31/2028	14.381%	794,893	809,304
Formula One Management Ltd.(b),(m),(n)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 2.250%
Floor 0.500%
01/15/2030	7.598%	2,409,923	2,410,670

28	Columbia Strategic Income Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Life Time, Inc.(b),(m)
Term Loan
6-month Term SOFR + 4.750%
Floor 0.500%
01/15/2026	10.611%	1,170,727	1,170,727
NAI Entertainment Holdings LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 5.000%
Floor 1.000%
05/08/2025	10.444%	1,812,609	1,770,702
UFC Holdings LLC(b),(m)
Tranche B3 1st Lien Term Loan
3-month Term SOFR + 2.750%
Floor 0.750%
04/29/2026	8.399%	2,625,419	2,628,412
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(b),(m)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750%
05/18/2025	8.213%	1,304,868	1,303,054

Total			16,992,532

Lodging 0.1%
Four Seasons Holdings, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 2.500%
Floor 0.500%
11/30/2029	7.948%	1,508,490	1,510,195
Hilton Grand Vacations Borrower LLC(b),(m)
Term Loan
1-month Term SOFR + 2.750%
Floor 0.500%
08/02/2028	8.213%	2,216,949	2,214,178
Playa Resorts Holding BV(b),(m)
Term Loan
1-month Term SOFR + 4.250%
01/05/2029	9.580%	1,267,580	1,268,264
Travel + Leisure Co.(b),(m)
Term Loan
3-month Term SOFR + 4.000%
Floor 0.500%
12/14/2029	9.655%	735,678	735,906

Total			5,728,543

Media and Entertainment 0.5%
AppLovin Corp.(b),(m)
Term Loan
1-month Term SOFR + 3.100%
Floor 0.500%
10/25/2028	8.448%	1,596,164	1,595,270

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cengage Learning, Inc.(b),(m)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750%
Floor 1.000%
07/14/2026	10.405%	1,943,312	1,940,164
Clear Channel Outdoor Holdings, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.500%
08/21/2026	8.998%	94,915	93,017
CMG Media Corp.(b),(m)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.500%
12/17/2026	8.990%	1,065,949	977,785
Creative Artists Agency LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.500%
11/27/2028	8.848%	2,420,996	2,425,378
Cumulus Media New Holdings, Inc.(b),(m)
Term Loan
3-month Term SOFR + 3.750%
Floor 1.000%
03/31/2026	9.400%	1,418,469	1,075,668
Diamond Sports Group LLC(m),(o)
2nd Lien Term Loan
08/24/2026	10.680%	1,693,519	35,987
Dotdash Meredith, Inc.(b),(c),(m)
Tranche B Term Loan
1-month Term SOFR + 4.000%
Floor 0.500%
12/01/2028	9.420%	1,864,383	1,836,417
E.W. Scripps Co. (The)(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 2.563%
05/01/2026	8.025%	2,905,464	2,853,892
Emerald X, Inc.(b),(m)
Term Loan
1-month Term SOFR + 5.000%
05/22/2026	10.448%	1,307,900	1,309,260
Gray Television, Inc.(b),(m)
Tranche E Term Loan
1-month Term SOFR + 2.500%
01/02/2026	7.935%	1,701,415	1,697,638
iHeartCommunications, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.000%
05/01/2026	8.463%	1,108,872	922,215
Lions Gate Capital Holdings LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.250%
03/24/2025	7.698%	1,457,438	1,454,100

Columbia Strategic Income Fund | First Quarter Report 2023	29

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Consumer, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.750%
03/06/2028	9.098%	1,970,847	1,893,255
Playtika Holding Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 2.750%
03/13/2028	8.213%	2,586,523	2,567,771
Pug LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.500%
02/12/2027	8.963%	1,104,023	1,067,458
Sinclair Television Group, Inc.(b),(m)
Tranche B3 Term Loan
1-month Term SOFR + 3.000%
04/01/2028	8.463%	1,224,772	943,515
Univision Communications, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.250%
Floor 0.750%
03/15/2026	8.713%	977,500	975,789
1-month Term SOFR + 3.250%
Floor 0.750%
01/31/2029	8.713%	1,231,250	1,218,322
3-month Term SOFR + 4.250%
Floor 0.500%
06/24/2029	9.640%	197,500	197,131

Total			27,080,032

Midstream 0.2%
AL GCX Holdings LLC(b),(m)
Term Loan
1-month Term SOFR + 3.500%
Floor 0.500%
05/17/2029	8.930%	1,115,852	1,114,636
CQP Holdco LP(b),(m)
Term Loan
3-month Term SOFR + 3.500%
Floor 0.500%
06/05/2028	8.990%	2,061,423	2,064,783
GIP III Stetson I LP/II(b),(m)
Term Loan
1-month Term SOFR + 4.250%
10/31/2028	9.698%	1,262,625	1,258,421
ITT Holdings LLC(b),(m)
Term Loan
1-month Term SOFR + 3.250%
Floor 0.500%
10/11/2030	8.698%	1,896,114	1,894,540

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oryx Midstream Services Permian Basin LLC(b),(m)
Term Loan
1-month Term SOFR + 3.250%
Floor 0.500%
10/05/2028	8.694%	1,113,407	1,113,151
Traverse Midstream Partners LLC(b),(m)
Term Loan
3-month Term SOFR + 3.750%
02/16/2028	9.240%	1,674,101	1,671,656

Total			9,117,187

Oil Field Services 0.0%
ChampionX Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 2.750%
Floor 0.500%
06/07/2029	8.202%	1,000,000	1,002,500
Lealand Finance Co. BV(b),(c),(m)
Term Loan
1-month Term SOFR + 3.000%
06/28/2024	8.463%	8,649	6,054
Lealand Finance Co. BV(b),(m)
Term Loan
1-month Term SOFR + 1.000%
06/30/2025	6.463%	118,863	52,745
MRC Global, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.000%
09/20/2024	8.463%	1,019,950	1,017,829

Total			2,079,128

Other Financial Institutions 0.2%
19th Holdings Golf LLC(b),(m)
Term Loan
1-month Term SOFR + 3.250%
Floor 0.500%
02/07/2029	8.680%	748,106	708,830
Citco Funding LLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.250%
Floor 0.500%
04/27/2028	8.637%	824,568	825,599
FinCo I LLC(b),(m)
Term Loan
3-month Term SOFR + 3.000%
06/27/2029	8.383%	941,116	941,897
Freeport LNG Investments LLP(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.500%
Floor 0.500%
12/21/2028	9.177%	1,456,337	1,436,502

30	Columbia Strategic Income Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
GIP Pilot Acquisition Partners LP(b),(m)
Term Loan
3-month Term SOFR + 3.000%
10/04/2030	8.388%	1,271,471	1,268,293
IGT Holding IV AB/IFS(b),(c),(m)
Tranche B2 Term Loan
3-month Term SOFR + 3.400%
Floor 0.500%
03/31/2028	8.962%	1,815,076	1,812,807
Trans Union LLC(b),(m)
Tranche B6 Term Loan
1-month Term SOFR + 2.250%
Floor 0.500%
12/01/2028	7.713%	939,537	939,218

Total			7,933,146

Other Industry 0.1%
APi Group DE, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.250%
10/01/2026	7.713%	1,083,625	1,084,644
Hillman Group, Inc. (The)(b),(m)
Term Loan
1-month Term SOFR + 2.750%
Floor 0.500%
07/14/2028	8.213%	1,590,675	1,588,432
WireCo WorldGroup, Inc.(b),(m)
Term Loan
1-month Term SOFR + 4.250%
Floor 0.500%
11/13/2028	9.696%	1,145,835	1,142,970

Total			3,816,046

Packaging 0.2%
Charter Next Generation, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750%
Floor 0.750%
12/01/2027	9.213%	2,493,778	2,482,357
Clydesdale Acquisition Holdings, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 4.175%
Floor 0.500%
04/13/2029	9.623%	1,496,212	1,483,584
Flint Group Packaging Inks North America Holdings LLC(b),(m)
2nd Lien Term Loan
3-month Term SOFR + 0.362%
12/31/2027	5.774%	825,179	119,651
Term Loan
3-month Term SOFR + 0.362%
12/31/2027	5.774%	618,782	436,242

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B Term Loan
3-month Term SOFR + 4.512%
12/31/2026	9.924%	1,268,997	1,173,822
Mauser Packaging Solutions Holding Co.(b),(m)
Term Loan
1-month Term SOFR + 4.000%
08/14/2026	9.320%	498,747	494,727
Pactiv Evergreen, Inc.(b),(m)
Tranche B3 Term Loan
1-month Term SOFR + 3.250%
Floor 0.500%
09/24/2028	8.713%	1,141,238	1,141,192
Tosca Services LLC(b),(m)
Term Loan
3-month Term SOFR + 3.500%
Floor 0.750%
08/18/2027	9.145%	972,500	799,881

Total			8,131,456

Pharmaceuticals 0.1%
Elanco Animal Health, Inc.(b),(m)
Term Loan
1-month Term SOFR + 1.750%
08/01/2027	7.170%	1,131,316	1,112,322
Jazz Pharmaceuticals PLC(b),(m)
Term Loan
1-month Term SOFR + 3.500%
Floor 0.500%
05/05/2028	8.963%	2,417,929	2,421,289
Organon & Co.(b),(m)
Term Loan
1-month Term SOFR + 3.000%
Floor 0.500%
06/02/2028	8.436%	1,439,164	1,435,567
Sunshine Luxembourg VII SARL(b),(m)
Tranche B3 Term Loan
3-month Term SOFR + 3.750%
Floor 0.750%
10/01/2026	8.990%	2,103,302	2,109,443

Total			7,078,621

Property & Casualty 0.2%
AssuredPartners(b),(m),(n)
Tranche B4 Term Loan
1-month Term SOFR + 3.750%
Floor 0.500%
02/12/2027	9.098%	780,849	781,239
Asurion LLC(b),(m)
Tranche B4 2nd Lien Term Loan
1-month Term SOFR + 5.250%
01/20/2029	10.713%	1,644,019	1,451,669

Columbia Strategic Income Fund | First Quarter Report 2023	31

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B8 Term Loan
1-month Term SOFR + 3.250%
12/23/2026	8.713%	819,486	807,505
Hub International Ltd.(b),(m)
Term Loan
3-month Term SOFR + 4.250%
Floor 0.750%
06/20/2030	9.662%	2,522,153	2,531,511
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(m)
Term Loan
1-month Term SOFR + 3.750%
02/24/2028	9.098%	2,198,268	2,199,917
USI, Inc.(b),(m)
Term Loan
3-month Term SOFR + 3.750%
Floor 0.500%
11/22/2029	9.140%	1,686,139	1,684,386
Term Loan
3-month Term SOFR + 3.250%
09/27/2030	8.640%	115,755	115,523
3-month Term SOFR + 3.250%
09/27/2030	8.640%	976,085	973,488

Total			10,545,238

Restaurants 0.2%
1011778 BC ULC(b),(m)
Tranche B5 Term Loan
1-month Term SOFR + 2.250%
09/23/2030	7.598%	2,001,024	1,991,960
Carrols Restaurant Group, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.250%
04/30/2026	8.698%	878,687	852,326
Dave & Buster’s, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.750%
Floor 0.500%
06/29/2029	9.250%	967,731	967,576
IRB Holding Corp.(b),(m),(n)
Tranche B Term Loan
1-month Term SOFR + 3.000%
Floor 0.750%
12/15/2027	8.448%	2,056,533	2,052,378
Whatabrands LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.000%
Floor 0.500%
08/03/2028	8.463%	2,169,587	2,167,331

Total			8,031,571

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.1%
Great Outdoors Group LLC(b),(m)
Tranche B2 Term Loan
3-month Term SOFR + 3.750%
Floor 0.750%
03/06/2028	9.402%	3,042,954	3,014,167
Harbor Freight Tools USA, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.750%
Floor 0.500%
10/19/2027	8.213%	1,425,536	1,414,146
PetSmart LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750%
Floor 0.750%
02/11/2028	9.198%	1,930,203	1,898,837
Restoration Hardware, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.250%
Floor 0.500%
10/20/2028	8.698%	992,481	944,723

Total			7,271,873

Technology 1.9%
Adeia, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.500%
06/08/2028	8.966%	2,654,139	2,645,009
Ascend Learning LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.500%
Floor 0.500%
12/11/2028	8.948%	1,883,633	1,838,370
2nd Lien Term Loan
1-month Term SOFR + 5.750%
Floor 0.500%
12/10/2029	11.198%	1,753,172	1,493,018
athenahealth Group, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.250%
Floor 0.500%
02/15/2029	8.598%	1,879,793	1,843,250
Atlas CC Acquisition Corp.(b),(m)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250%
Floor 0.750%
05/25/2028	9.900%	1,698,572	1,571,417
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.250%
Floor 0.750%
05/25/2028	9.900%	345,472	319,610

32	Columbia Strategic Income Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Autodata(b),(m),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500%
Floor 0.500%
05/30/2026	8.934%	354,121	352,793
Avaya, Inc.(b),(m)
Term Loan
1-month Term SOFR + 8.500%
Floor 1.000%
08/01/2028	13.848%	1,289,867	1,135,083
Barracuda Parent LLC(b),(m),(n)
1st Lien Term Loan
3-month Term SOFR + 4.500%
Floor 0.500%
08/15/2029	9.883%	1,496,222	1,416,428
Camelot U.S. Acquisition LLC(b),(m)
Term Loan
1-month Term SOFR + 3.000%
10/30/2026	8.463%	1,081,959	1,081,959
1-month Term SOFR + 3.000%
Floor 1.000%
10/30/2026	8.463%	837,998	838,417
Central Parent LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 4.000%
07/06/2029	9.406%	2,956,716	2,957,248
Cloud Software Group, Inc.(b),(m),(n)
Tranche A Term Loan
3-month Term SOFR + 4.500%
09/29/2028	9.996%	901,086	860,438
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.500%
Floor 0.500%
03/30/2029	9.990%	1,815,985	1,736,917
Cloudera, Inc.(b),(c),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750%
Floor 0.500%
10/08/2028	9.198%	1,543,783	1,516,767
Coherent Corp.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750%
Floor 0.500%
07/02/2029	8.213%	1,881,542	1,879,190
CoreLogic, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.500%
Floor 0.500%
06/02/2028	8.963%	1,952,613	1,829,364
Cyxtera DC Holdings, Inc.(m),(o)
1st Lien Term Loan
05/01/2024	10.500%	928,759	571,521

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cyxtera DC Holdings, Inc.(b),(m),(p)
Debtor In Possession Term Loan
1-month Term SOFR + 8.500%
Floor 1.000%
12/07/2023	13.936%	305,056	305,039
Dawn Acquisition LLC(b),(m)
Term Loan
3-month Term SOFR + 3.750%
12/31/2025	9.402%	2,766,157	2,531,034
DCert Buyer, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 4.000%
10/16/2026	9.348%	2,549,567	2,516,831
Dun & Bradstreet Corp. (The)(b),(m)
Term Loan
1-month Term SOFR + 2.750%
02/06/2026	8.193%	1,924,104	1,924,411
Tranche B2 Term Loan
1-month Term SOFR + 3.000%
01/18/2029	8.343%	488,731	488,731
Endurance International Group Holdings, Inc.(b),(m)
Term Loan
3-month Term SOFR + 3.500%
Floor 0.750%
02/10/2028	9.422%	2,096,799	2,017,792
Entegris, Inc.(b),(m)
Tranche B Term Loan
3-month Term SOFR + 2.500%
07/06/2029	7.890%	1,207,842	1,209,182
Everi Holdings, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.500%
Floor 0.500%
08/03/2028	7.963%	1,845,620	1,846,395
Gen Digital, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.000%
Floor 0.500%
09/12/2029	7.448%	2,475,714	2,468,114
GoTo Group, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 4.750%
08/31/2027	10.283%	2,426,270	1,589,207
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(b),(m)
Term Loan
3-month Term SOFR + 4.250%
07/18/2030	9.740%	1,625,172	1,613,325
Idemia Group SAS(b),(m)
Tranche B4 Term Loan
3-month Term SOFR + 4.750%
Floor 0.750%
09/30/2028	10.140%	1,754,109	1,756,302

Columbia Strategic Income Fund | First Quarter Report 2023	33

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Idera, Inc.(b),(m)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.750%
Floor 0.750%
03/02/2028	9.277%	1,704,715	1,683,406
Informatica LLC(b),(m)
Term Loan
1-month Term SOFR + 2.750%
10/27/2028	8.213%	2,240,896	2,233,053
Ingram Micro, Inc.(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.000%
Floor 0.500%
06/30/2028	8.653%	1,311,813	1,308,534
ION Trading Finance Ltd.(b),(m)
Term Loan
3-month Term SOFR + 4.750%
04/01/2028	10.240%	1,264,794	1,254,625
Loyalty Ventures, Inc.(m),(o)
Tranche B Term Loan
11/03/2027	14.000%	1,604,304	14,711
Lummus Technology Holdings V LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.500%
Floor 1.000%
06/30/2027	8.963%	1,852,205	1,847,575
McAfee Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.750%
Floor 0.500%
03/01/2029	9.170%	2,771,790	2,731,710
Mitchell International, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.750%
Floor 0.500%
10/15/2028	9.400%	1,138,755	1,129,975
Mitnick Corporate Purchaser, Inc.(b),(m)
Term Loan
3-month Term SOFR + 4.500%
Floor 0.500%
05/02/2029	9.983%	784,161	727,309
MKS Instruments, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.500%
Floor 0.500%
08/17/2029	7.823%	1,167,010	1,163,602
Monotype Imaging Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 5.000%
Floor 0.750%
10/09/2026	10.490%	1,414,875	1,417,238

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Natel Engineering Co., Inc.(b),(m)
Term Loan
1-month Term SOFR + 6.250%
Floor 1.000%
04/30/2026	11.699%	2,440,312	2,084,441
Neptune BidCo US, Inc.(b),(m)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.750%
10/11/2028	10.257%	934,253	832,886
Nielsen Consumer, Inc.(b),(m)
Term Loan
1-month Term SOFR + 6.250%
Floor 0.500%
03/06/2028	11.598%	306,859	294,840
Open Text Corp.(b),(m)
Term Loan
1-month Term SOFR + 2.750%
01/31/2030	8.198%	2,320,632	2,322,953
Peraton Corp.(b),(m)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750%
Floor 0.750%
02/01/2028	9.198%	1,583,305	1,572,285
Tranche B1 2nd Lien Term Loan
3-month Term SOFR + 7.750%
Floor 0.750%
02/01/2029	13.222%	995,348	970,962
Presidio Holdings, Inc.(b),(m)
Term Loan
3-month Term SOFR + 3.500%
01/22/2027	8.982%	2,446,657	2,445,434
Proofpoint, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.250%
Floor 0.500%
08/31/2028	8.713%	1,965,000	1,949,142
Rackspace Technology Global, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 2.750%
Floor 0.750%
02/15/2028	8.186%	1,208,902	493,002
Riverbed Technology LLC(b),(m)
Term Loan
3-month Term SOFR + 4.500%
07/01/2028	9.890%	669,954	456,406
Sabre GLBL, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.250%
Floor 0.500%
06/30/2028	9.698%	209,158	178,203

34	Columbia Strategic Income Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B1 Term Loan
1-month Term SOFR + 3.500%
Floor 0.500%
12/17/2027	8.963%	623,346	529,532
Tranche B2 Term Loan
1-month Term SOFR + 3.500%
Floor 0.500%
12/17/2027	8.963%	974,056	827,460
Sophia LP(b),(m)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.500%
Floor 0.500%
10/07/2027	8.948%	2,139,830	2,140,493
Sovos Compliance LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 4.500%
Floor 0.500%
08/11/2028	9.963%	2,773,646	2,716,010
SS&C Technologies Holdings, Inc.(b),(m)
Tranche B3 Term Loan
1-month Term SOFR + 1.750%
04/16/2025	7.213%	149,021	149,015
Tranche B4 Term Loan
1-month Term SOFR + 1.750%
04/16/2025	7.213%	140,717	140,712
Tranche B5 Term Loan
1-month Term SOFR + 1.750%
04/16/2025	7.213%	1,277,301	1,277,301
Tempo Acquisition LLC(b),(m)
Term Loan
1-month Term SOFR + 2.750%
Floor 0.500%
08/31/2028	8.098%	2,603,782	2,605,005
UKG, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.250%
Floor 0.500%
05/04/2026	8.764%	955,494	955,493
3-month Term SOFR + 3.750%
05/04/2026	9.233%	1,173,886	1,176,328
2nd Lien Term Loan
3-month Term SOFR + 5.250%
Floor 0.500%
05/03/2027	10.764%	1,147,411	1,146,700
Veritas US, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 5.000%
Floor 1.000%
09/01/2025	10.463%	1,290,695	1,009,969

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Verscend Holdings Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 4.000%
08/27/2025	9.463%	2,448,627	2,448,113
Virtusa Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.750%
Floor 0.750%
02/15/2029	9.198%	1,695,738	1,690,973
Worldpay(b),(m),(n)
Tranche B Term Loan
1-month Term SOFR + 3.000%
Floor 0.500%
09/20/2030	8.334%	1,631,947	1,629,907

Total			95,708,465

Transportation Services 0.0%
First Student Bidco, Inc.(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.000%
Floor 0.500%
07/21/2028	8.501%	895,854	880,552
3-month Term SOFR + 4.000%
Floor 0.500%
07/21/2028	9.490%	751,804	744,692
Tranche C Term Loan
3-month Term SOFR + 3.000%
Floor 0.500%
07/21/2028	8.652%	336,710	330,959

Total			1,956,203

Wireless 0.1%
Altice France SA(b),(m)
Tranche B14 Term Loan
3-month Term SOFR + 5.500%
08/15/2028	10.894%	1,894,244	1,613,669
Crown Subsea Communications Holding, Inc.(b),(m)
Term Loan
1-month Term SOFR + 5.000%
Floor 0.750%
04/27/2027	10.435%	1,000,000	1,005,000
SBA Senior Finance II LLC(b),(m)
Term Loan
1-month Term SOFR + 1.750%
04/11/2025	7.200%	1,404,645	1,405,586

Total			4,024,255

Total Senior Loans (Cost $408,377,341)			397,714,252

Columbia Strategic Income Fund | First Quarter Report 2023	35

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

U.S. Government & Agency Obligations 0.1%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.
10/20/2026	1.140%	2,000,000	1,804,786
11/30/2026	1.540%	2,500,000	2,280,640

Total U.S. Government & Agency Obligations (Cost $4,500,000)			4,085,426

Call Option Contracts Purchased 0.1%

			Value ($)
(Cost $4,755,000)			4,755,000

Money Market Funds 7.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(q),(r)	373,688,940	373,614,203

Total Money Market Funds (Cost $373,525,212)		373,614,203

Total Investments in Securities (Cost: $6,603,446,695)		6,313,562,912

Other Assets & Liabilities, Net		(1,226,319,961)

Net Assets		5,087,242,951

At November 30, 2023, securities and/or cash totaling $38,937,143 were pledged as collateral.

Investments in derivatives

Forward foreign currency exchange contracts

Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
23,722,000 EUR	25,184,295 USD	Citi	12/07/2023	—	(640,850)
199,300,000 ZAR	10,409,485 USD	HSBC	12/07/2023	—	(159,878)
Total				—	(800,728)

Long futures contracts

Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SONIA	2,907	03/2026	GBP	698,297,738	4,322,200	—
Long Gilt	399	03/2024	GBP	38,575,320	—	(434,887)
U.S. Treasury 5-Year Note	14,160	03/2024	USD	1,513,018,132	8,073,438	—

Total					12,395,638	(434,887)

Short futures contracts

Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(3,175)	03/2025	USD	(760,372,813)	—	(539,257)
3-Month SOFR	(3,584)	03/2026	USD	(863,923,200)	—	(5,465,905)
U.S. Long Bond	(2,120)	03/2024	USD	(246,847,500)	—	(1,702,892)
U.S. Treasury 10-Year Note	(6,904)	03/2024	USD	(758,037,625)	—	(7,112,846)
U.S. Treasury 2-Year Note	(2,193)	03/2024	USD	(448,382,837)	—	(1,424,402)
U.S. Treasury Ultra Bond	(546)	03/2024	USD	(67,158,000)	—	(753,637)

Total					—	(16,998,939)

Call option contracts purchased

Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	150,000,000	150,000,000	3.75	11/29/2024	4,755,000	4,755,000

36	Columbia Strategic Income Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Cleared interest rate swap contracts

Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 6.230%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/09/2026	MXN	580,000,000	(2,403,531)	—	—	—	(2,403,531)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	211,000,000	(917,700)	—	—	—	(917,700)
SOFR plus 0.262%	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually Morgan Stanley		08/09/2049	USD	53,500,000	20,422,134	—	—	20,422,134	—

Total							17,100,903	—	—	20,422,134	(3,321,231)

Credit default swap contracts - buy protection

Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	13,000,000	2,567,195	(6,500)	3,235,808	—	—	(675,113)
Markit CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	11,100,000	3,099,377	(5,550)	2,994,314	—	99,513	—
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	4,400,000	868,897	(2,200)	656,839	—	209,858	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	4,400,000	868,896	(2,200)	145,218	—	721,478	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	11,150,000	2,472,410	(5,575)	2,573,262	—	—	(106,427)

Total							9,876,775	(22,025)	9,605,441	—	1,030,849	(781,540)

Credit default swap contracts - sell protection

Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	17.069	USD	18,000,000	(5,386,068)	9,000	—	(2,101,166)	—	(3,275,902)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	17.069	USD	9,500,000	(2,842,647)	4,750	—	(2,001,580)	—	(836,317)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	17.069	USD	9,500,000	(2,842,647)	4,750	—	(1,550,491)	—	(1,287,406)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	17.069	USD	8,000,000	(2,393,807)	4,000	—	(1,525,465)	—	(864,342)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	25.804	USD	5,000,000	(810,190)	2,500	—	(1,001,522)	193,832	—

Total								(14,275,359)	25,000	—	(8,180,224)	193,832	(6,263,967)

*

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Columbia Strategic Income Fund | First Quarter Report 2023	37

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Reference index and values for swap contracts as of period end

Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	11.503%
SOFR	Secured Overnight Financing Rate	5.330%

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2023, the total value of these securities amounted to $2,533,318,210, which represents 49.80% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2023.
(c)	Valuation based on significant unobservable inputs.
(d)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2023.

(e)	Non-income producing investment.
(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2023, the total value of these securities amounted to $455,558, which represents 0.01% of total net assets.

(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Represents a security purchased on a when-issued basis.
(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)

Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2023.

(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(m)

The stated interest rate represents the weighted average interest rate at November 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	Represents a security purchased on a forward commitment basis.
(o)	Represents a security in default.
(p)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(q)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(r)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%
	284,775,725	488,115,246	(399,290,231)	13,463	373,614,203	25,842	3,937,288	373,688,940

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced

38	Columbia Strategic Income Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, November 30, 2023 (Unaudited)

Currency Legend

EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
USD	US Dollar
ZAR	South African Rand

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Strategic Income Fund | First Quarter Report 2023	39

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.

1QT232_08_P01_(01/24)